Aetna Generation Funds

                                   BUILD FOR
                               RETIREMENT. MANAGE
                                 FOR LIFE.(SM)

                                     Aetna
                                  Mutual Funds
                                 Annual Report

                                October 31, 1997



ANN.AETGEN-97                                                      [Aetna logo]
                                                          Retirement Services(R)

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------

President's Letter..............................................     1

Investment Review...............................................     2

Portfolios of Investments:

  Aetna Ascent Fund.............................................     6

  Aetna Crossroads Fund.........................................    12

  Aetna Legacy Fund.............................................    18

Statements of Assets and Liabilities............................    24

Statements of Operations........................................    25

Statements of Changes in Net Assets.............................    26

Notes to Financial Statements...................................    29

Additional Information..........................................    35

Financial Highlights............................................    36

Independent Auditors' Report....................................    39

                               President's Letter


Dear Fellow Shareholders,

We are pleased to bring you this annual report of the performance of your funds. Thank you for your confidence in Aetna and your investment in Aetna Mutual Funds.

Although past performance is no assurance of future results, we are very pleased with the continued success of Aeltus Investment Management, Inc., subadvisor to the Funds. As indicated in several of the individual portfolio reports, improvements in our stock selection disciplines and quantitative research capabilities have produced favorable results.

The past twelve months have given us a strong economy with higher domestic production and low inflation rates. Increased revenues and reduced Federal spending have brought us closer to a balanced budget. Interest rates began a slow decline after reaching a peak in April. We expect the Federal Reserve to maintain a stable economic policy with no near term increase in interest rates. Overall, the U.S. economy should continue modest growth and low inflation. As a result, our outlook for the bond market is neutral to slightly positive. We believe volatility is likely to continue in the equity markets. Despite pressure on corporate profits in an uncertain environment, we believe there will continue to be investment opportunities in the coming months.

We expect slow recoveries for Japan and Asian economies following this year's currency crisis. In Latin America, economies may be temporarily hindered by the Asian Crisis, but we expect a Market rebound in 1998. For European Markets, company restructuring and shareholder attention should provide equity holders a solid return.

As I move on to new assignments within Aetna, J. Scott Fox, currently Treasurer of the Funds, will assume the role of President of the Funds. I am proud to have been the Funds' President for the past six years and look forward to continuing to serve as a Director.

Aetna is pleased to help you meet your retirement and investment needs with quality products and services. Thank you again for investing in our Funds.

Yours sincerely,


/s/ Shaun P. Mathews
Shaun P. Mathews
President

***************************[Mountain Chart:]************************************
                                                                    Aetna Ascent
                                                               Growth of $10,000
                          Average Annual Total Returns
                 for the Year or Period Ended October 31, 1997*

                    1 Year    Inception+
                    ------    ----------
  Select Class      26.59%        22.81%
 Adviser Class      24.86%        21.97%

Aetna Ascent             Aetna Ascent
(Select Class)           (Adviser Class)     Ascent Composite
--------------           ---------------     ----------------
   10,000                     10,000              10,000
   10,286                     10,268              10,517
   11,010                     10,970              11,172
   11,850                     11,785              11,765
   12,362                     12,272              12,233
   12,766                     12,650              12,575
   13,350                     13,204              12,984
   14,024                     13,843              13,319
   14,114                     13,924              13,459
   15,337                     15,094              14,241
   17,868                     17,472              16,239


********************************************************************************

***************************[Mountain Chart:]************************************
                                                                Aetna Crossroads
                                                               Growth of $10,000
                          Average Annual Total Returns
                 for the Year or Period Ended October 31, 1997*

                    1 Year    Inception+
                    ------    ----------
  Select Class      21.65%        19.41%
 Adviser Class      19.81%        18.54%

Aetna Crossroads          Aetna Crossroads
(Select Class)           (Adviser Class)     Crossroads Composite
--------------           ---------------     ----------------
   10,000                     10,000              10,000
   10,289                     10,270              10,520
   10,930                     10,890              11,145
   11,670                     11,606              11,627
   12,105                     12,015              12,076
   12,428                     12,313              12,294
   12,875                     12,732              12,613
   13,444                     13,269              12,920
   13,566                     13,382              13,081
   14,492                     14,248              13,686
   16,504                     16,117              15,342


********************************************************************************


***************************[Mountain Chart:]************************************
                                                                    Aetna Legacy
                                                               Growth of $10,000
                          Average Annual Total Returns
                 for the Year or Period Ended October 31, 1997*

                    1 Year    Inception+
                    ------    ----------
  Select Class      15.94%        15.69%
 Adviser Class      14.17%        14.86%

Aetna Legacy             Aetna Legacy
(Select Class)           (Adviser Class)       Legacy Composite
--------------           ---------------       ----------------
   10,000                    10,000                 10,000
   10,303                    10,285                 10,523
   10,870                    10,831                 11,118
   11,489                    11,428                 11,489
   11,889                    11,804                 11,921
   12,102                    11,993                 12,019
   12,471                    12,336                 12,253
   12,863                    12,698                 12,530
   13,019                    12,844                 12,712
   13,678                    13,448                 13,148
   15,095                    14,741                 14,483


********************************************************************************
* Total Return is calculated including reinvestment of income and capital gain distributions. Past performance is no guarantee of future results.

+ Date of inception for the Select Class shares was January 4, 1995. The date of inception for the Adviser Class shares was January 20, 1997. For periods prior to that date, Adviser Class performance is calculated by using the performance of the Select Class, adjusted for fees and expenses charged to the Adviser Class. Select Class and Adviser Class shares participate in the same portfolio of securities. Past performance is no guarantee of future results.

                             Aetna Generation Funds

How did the Funds perform during the period?

Returns for the twelve month period ended October 31, 1997 were quite favorable for each of the three Generation Funds (Ascent, Crossroads, and Legacy). Both Select Class and Adviser Class shares outperformed their relative benchmark indices for the period. These benchmark indices are comprised of the seven stock and bond indices listed below in weights that correspond to the particular benchmark weights for each Fund.
-------------------------------------------------------------------------------
                        Fund Return          Fund Return        Benchmark Index
Generation Fund       (Select Class)       (Adviser Class)*          Return
-------------------------------------------------------------------------------
Ascent                    26.59%                25.86%               20.66%
Crossroads                21.65%                20.81%               17.28%
Legacy                    15.94%                15.17%               13.94%

*Performance is based on the one year return of the Select Class, adjusted for fees and expenses charged to the Adviser Class, and does not reflect the deduction of the 1% maximum contingent deferred sales charge.

What economic or financial market conditions impacted the Funds?

Serving as a backdrop for each Generation Fund's performance are the returns for the various indices for each of the asset classes among which the Generation Funds allocate investments (shown below). Again, the combination of these seven indices in different weights comprise the overall benchmarks against which we measure each Generation Fund's performance (shown above).

-------------------------------------------------------------------------------
                                                               Index
Asset Class                       Benchmark Index +           Return
-------------------------------------------------------------------------------
Large Cap Stocks                  S&P 500                     32.11%
Small Cap Stocks                  Russell 2000                29.33%
International Stocks              MSCI EAFE                    4.92%
Real Estate Stocks                NAREIT                      32.77%
U.S. Dollar Bonds                 Salomon Broad                8.82%
International Bonds               S.B. Non-U.S. WGBI           1.04%
Cash Equivalents                  U.S. 90 Day T-Bill           5.24%

+ The Standard & Poor's 500 (S&P 500) Index is a value-weighted, unmanaged index of 500 widely held stocks that assumes the reinvestment of all dividends, and is considered to be representative of the stock market in general. The Russell 2000 Index consists of the smallest 2000 companies in the Russell 3000 Index, and represents approximately 10% of the Russell 3000 total market capitalization. The 3000 largest U.S. companies by market capitalization, representing nearly 98% of the U.S. equity market, comprise the Russell 3000 Index. Both indices assume reinvestment of all dividends and are unmanaged. The Morgan Stanley Capital International-Europe, Australia, Far East (MSCI EAFE) Index is an unmanaged, market value-weighted average of the performance of more than 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East. The National Association of Real Estate Investment Trusts (NAREIT) Equity REIT Index is an unmanaged, market-weighted average of the performance for tax-qualified real estate investment trusts listed on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System. Salomon Brothers Broad Investment-Grade Bond Index is an unmanaged, market-weighted index that contains approximately 4,700 individually priced investment-grade bonds rated BBB or better. The index includes U.S. Treasury/Agency issues, mortgage pass-through securities, and corporate issues. The Salomon Brothers Non-U.S. World Government Bond Index (S.B. Non-U.S. WGBI) serves as an unmanaged benchmark to evaluate the performance of government bonds with a maturity of one year or greater in the following 12 countries: Japan, United Kingdom, Germany, France, Canada, the Netherlands, Australia, Denmark, Italy, Belgium, Spain and Sweden. Three-month Treasury bills are government-backed short-term investments considered to be risk-free, and equivalent to cash because their maturity is only three months.

Large company stocks, such as those that make up the S&P 500, continued to achieve above-average returns for the first several months of the period. Small company stocks surged during 1997's third quarter, while international stocks were subject to turmoil in the third and early fourth quarters, triggered by plummeting Asian currencies and market downturns worldwide.

What investments influenced the Funds' performance over the past twelve months?

In order to better control risk and pursue enhanced return potential over the long run, the Generation Funds are designed to invest in a variety of asset classes with varying degrees of risk. During these past twelve months, domestic large company, small company and real estate stocks all had particularly strong performance, especially when compared to international stocks, as represented by the MSCI EAFE Index, which returned only 4.92%. Although the Funds were able to outperform their relative benchmarks over these past twelve months, in retrospect, cash allocations were somewhat too conservative, as the equity market continued to climb despite its stretched valuation level. The Funds' outperformance primarily stemmed from excellent stock selection results.

What is your outlook going forward?

To help us determine our allocation of assets to different investment classes, we use forward earnings yield (earnings per share/price) as our barometer of equity valuation, and compare it to the yield on the 10 year government bond. As current spreads between equity forward earnings yields and the 10 year bond remain low, our equity allocations are also somewhat low, as evidenced by the allocation illustrations below. Relative valuation among domestic equities favors small company stocks, and we remain somewhat overweight in the small company asset category.

We have moved to a slightly overweighted position in international equities. Even with their sell-off, Asian countries continue to rank poorly in our analysis. Consequently, we remain underweight in Asian regions among our international security holdings, as we believe recovery in Asia will not be forthcoming soon. In other international holdings, we remain overweight in Australia, Italy and Latin America, and continue a neutral weight position in several European countries. Finally, we remain partially hedged against the major currencies (for potential protection against sudden shifts in values), with a heavier emphasis against the Japanese Yen. Below are the Generation Funds' asset allocations as of October 31, 1997:

Asset Allocation:

-------------------------------------------------------------------------------------------------------------------
                                  % of         Notional Value*       Economic Exposure*
Asset Class                    Investments        of Futures      10/31/97      10/31/96      Benchmark     Range
-------------------------------------------------------------------------------------------------------------------
Ascent
------
Large Cap Stocks                   10%               --               10%          15%           20%        0 - 60%
Small Cap Stocks                   28%               (2%)             26%          14%           20%        0 - 40%
Real Estate Stocks                 13%               --               13%          16%           20%        0 - 40%
U.S. Dollar Bonds                  14%               --               14%          10%           10%        0 - 30%
International Stocks               21%               --               21%          25%           20%        0 - 40%
International Bonds                 0%                3%               3%           4%           10%        0 - 20%
Cash Equivalents                   14%               (1%)             13%          16%            0%        0 - 30%
                                ----------          -------        ---------     ---------    ----------
                                  100%               --              100%         100%          100%
                                ==========          =======        =========     =========    ==========
Crossroads
----------
Large Cap Stocks                    7%               --                7%           14%           15%       0 - 45%
Small Cap Stocks                   23%               (3%)             20%           11%           15%       0 - 30%
Real Estate Stocks                 10%               --               10%           13%           15%       0 - 30%
U.S. Dollar Bonds                  30%               --               30%           19%           25%       0 - 70%
International Stocks               17%               --               17%           20%           15%       0 - 30%
International Bonds                 0%                2%               2%            4%           10%       0 - 20%
Cash Equivalents                   13%                1%              14%           19%            5%       0 - 30%
                                ----------          -------        ---------     ---------    ----------
                                   100%               --              100%          100%          100%
                                ==========          =======       ==========     ========     ==========


4



Asset Allocation: (continued)

-------------------------------------------------------------------------------------------------------------------
                                  % of         Notional Value*      Economic Exposure*
Asset Class                    Investments        of Futures      10/31/97     10/31/96    Benchmark      Range
-------------------------------------------------------------------------------------------------------------------
Legacy
------
Large Cap Stocks                    5%               --                5%          9%          10%     0  -   30%
Small Cap Stocks                   14%               (1%)             13%          8%          10%     0  -   20%
Real Estate Stocks                  7%               --                7%          8%          10%     0  -   20%
U.S. Dollar Bonds                  47%               --               47%         30%          40%     0  -  100%
International Stocks               13%               --               13%         13%          10%     0  -   20%
International Bonds                 0%                4%               4%          4%          10%     0  -   20%
Cash Equivalents                   14%               (3%)             11%         28%          10%     0  -   30%
                                ----------          -------        ---------    --------    ---------
                                  100%               --              100%        100%         100%
                                ==========         =========       =========    ========    =========

* Notional value refers to the economic value at risk, or the exposure to the financial instruments underlying the options and futures positions. Economic exposure reflects the Fund's exposure to both changes in value of the portfolio of investments as well as the financial instruments underlying the futures positions.

Portfolio of Investments
October 31, 1997
Ascent
--------------------------------------------------------------------------------

                                        Number of       Market
                                         Shares         Value
                                        ---------     ----------
COMMON STOCKS (75.3%)

United States (54.0%)

Aerospace and Defense (0.3%)
Alliant Techsystems, Inc.+............       500      $  29,750
Gencorp, Inc..........................       400          9,775
Gulfstream Aerospace Corp.+...........       500         14,500
Newport News Shipbuilding, Inc........       100          2,150
Thiokol Corp..........................       200         18,313
                                                      ----------
                                                         74,488
                                                      ----------

Auto Parts and Accessories (0.1%)
Arvin Industries, Inc.................       300         11,231
Lear Corp.+...........................       100          4,806
                                                      ----------
                                                         16,037
                                                      ----------

Autos and Auto Equipment (1.5%)
Borg Warner Automotive, Inc...........       300         16,350
Chrysler Corp.........................     1,100         38,775
Excel Industries, Inc.................     5,900        105,094
Ford Motor Co.........................     1,300         56,794
General Motors Corp...................       800         51,350
Westinghouse Air Brake Co.............     5,800        143,913
                                                      ----------
                                                        412,276
                                                      ----------

Banks (2.7%)
AmSouth Bancorporation................       200          9,613
BankAmerica Corp......................     1,200         85,800
Centura Banks, Inc....................     1,200         69,450
Commerce Bancshares, Inc..............       100          5,850
First Chicago NBD Corp................       800         58,200
First of America Bank Corp............       900         50,175
Firstfed Financial Corp.+.............     2,900        101,500
Golden West Financial Corp............       300         26,025
Greenpoint Financial Corp.............       100          6,438
Imperial Bancorp+.....................     1,500         65,438
North Fork Bancorp, Inc...............       500         14,719
Provident Financial Group, Inc........       200          9,200
Southtrust Corp.......................       300         14,400
Star Banc Corp........................       100          4,906
State Street Corp.....................       500         27,875
USBANCORP, Inc........................     1,900        123,500
Webster Financial Corp................     1,500         92,438
                                                      ----------
                                                        765,527
                                                      ----------

Building Materials and Construction (2.6%)
Centex Construction Products, Inc.....     1,400         43,400
Centex Corp...........................       800         46,800
Continental Homes Holding Corp........     5,300        159,662
Lone Star Industries, Inc.............     2,800        153,825
Martin Marietta Materials, Inc........       100          3,488
National Steel Corp., Class B+........     3,400         56,100
Southdown, Inc........................       200         11,075
Texas Industries, Inc.................     1,900         90,131



                                        Number of       Market
                                         Shares         Value
                                        ---------     ----------

Building Materials and Construction (continued)
Tredegar Industries, Inc..............     2,300      $ 160,712
USG Corp.+............................       400         18,875
                                                      ----------
                                                        744,068
                                                      ----------

Chemicals (0.1%)
Lyondell Petrochemical Co.............       500         12,813
Sybron Chemicals, Inc.+...............       500         16,000
                                                      ----------
                                                         28,813
                                                      ----------

Commercial Services (0.9%)
ADVO, Inc.+...........................     8,600        192,962
Crescent Operating, Inc.+.............       300          6,975
Mail-Well, Inc.+......................       700         24,238
Ogden Corp............................       600         15,150
Olsten Corp...........................       100          1,525
Quintiles Transnational Corp.+........       200         14,500
URS Corp.+............................       700         11,113
                                                      ----------
                                                        266,463
                                                      ----------

Computer Software (1.5%)
BMC Software, Inc.+...................       200         12,075
CHS Electronics, Inc.+................       600         14,663
Computer Learning Centers, Inc.+......     2,900        131,225
Computer Task Group, Inc..............     1,700         48,025
Hyperion Software Corp.+..............     2,300         87,688
Microsoft Corp.+......................       900        117,000
Symantec Corp.+.......................       700         15,313
                                                      ----------
                                                        425,989
                                                      ----------

Computers and Office Equipment (2.1%)
Compaq Computer Corp.+................     3,500        223,124
Dell Computer Corp.+..................     2,400        192,299
HBO & Co..............................       300         13,050
Herman Miller, Inc....................       300         14,663
International Business Machines, Inc..       400         39,225
Magnetek, Inc.+.......................       600         12,188
Quantum Corp.+........................     1,000         31,625
Smart Modular Technologies, Inc.+.....       100          4,975
Sun Microsystems, Inc.+...............     1,100         37,675
Virco Manufacturing Corp..............       900         21,600
                                                      ----------
                                                        590,424
                                                      ----------

Consumer Products (0.6%)
Herbalife International, Inc..........     4,500        112,500
Pilgrim's Pride Corp..................     3,300         43,313
                                                      ----------
                                                        155,813
                                                      ----------

Diversified (0.2%)
Aeroquip-Vickers, Inc.................       800         41,650
Eaton Corp............................       100          9,663
ITT Industries, Inc...................       500         15,781
                                                      ----------
                                                         67,094
                                                      ----------

Electrical Equipment (0.5%)
C & D Technologies, Inc...............     3,500        153,999
                                                      ----------


6  See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

                                        Number of       Market
                                         Shares         Value
                                        ---------     ----------
United States (continued)

Electronics (2.2%)
Applied Materials, Inc.+..............     1,000      $  33,375
AVX Corp..............................       300          8,475
Cellstar Corp.+.......................     4,550        154,415
Intel Corp............................     1,100         84,700
KLA Instruments Corp.+................     1,100         48,331
National Semiconductor Corp.+.........       200          7,200
Technitrol, Inc.......................     2,700         83,363
Tektronix, Inc........................       500         29,563
Texas Instruments, Inc................       200         21,338
VLSI Technology, Inc.+................     5,300        157,012
                                                      ----------
                                                        627,772
                                                      ----------

Financial Services (3.4%)
Ahmanson (H. F.) & Co.................     3,600        212,399
Bankers Trust New York Corp...........       700         82,600
Bear Stearns Co., Inc.................       412         16,351
Donaldson, Lufkin & Jenrette, Inc.....       500         35,125
E Trade Group, Inc.+..................     1,000         30,875
Edwards (A.G.), Inc...................       450         14,766
FIRSTPLUS Financial Group, Inc.+......     2,700        148,500
Lehman Brothers Holdings, Inc.........       400         18,825
Merrill Lynch & Co., Inc..............       600         40,575
Metris Companies, Inc.................       100          4,225
Money Store, Inc. (The)...............       200          5,675
Morgan Stanley, Dean Witter,
  Discover & Co.......................       895         43,855
Paine Webber Group, Inc...............       300         13,256
Parkway Properties, Inc...............       400         13,600
SLM Holding Corp......................       100         14,038
Southwest Securities Group, Inc.......       600         13,350
SunAmerica, Inc.......................     1,200         43,125
Trans Financial, Inc..................     4,400        140,800
Travelers Group, Inc..................       800         56,000
                                                      ----------
                                                        947,940
                                                      ----------

Foods and Beverages (0.8%)
Canandaigua Wine Co., Inc., Class A+..       100          4,963
Coors (Adolph) Co.....................       100          3,531
Dean Foods Co.........................       200          9,463
Earthgrains Co........................       600         24,675
Kroger Co. (The)+.....................       900         29,363
Quaker Oats Co........................       100          4,788
Suiza Foods Corp.+....................     3,200        161,199
                                                      ----------
                                                        237,982
                                                      ----------

Health Services (0.2%)
Beverly Enterprises+..................     2,300         34,356
Wellpoint Health Networks, Inc.+......       200          9,150
                                                      ----------
                                                         43,506
                                                      ----------

Home Furnishings and Appliances (0.5%)
Ethan Allen Interiors, Inc............     1,000         35,438
O'Sullivan Industries Holdings, Inc.+      3,900         54,113



                                        Number of       Market
                                         Shares         Value
                                        ---------     ----------
Home Furnishings and Appliances (continued)
Rowe Furniture Corp...................     5,600      $  37,800
Standard Pacific Corp.................       600          6,525
                                                      ----------
                                                        133,876
                                                      ----------

Hotels and Restaurants (0.5%)
Foodmaker, Inc.+......................     8,000        131,500
Red Roof Inns, Inc.+..................       800         12,300
Sonic Corp.+..........................       400         10,300
                                                      ----------
                                                        154,100
                                                      ----------

Insurance (1.9%)
Allstate Corp.........................       700         58,056
American Bankers Insurance Group......     1,800         67,275
Chartwell Re Corp.....................     1,300         42,088
Conseco, Inc..........................       800         34,900
Delphi Financial Group, Inc.+.........       400         16,500
Equitable Co., Inc....................     1,400         57,663
Everest Re Holdings, Inc..............       300         11,288
Financial Security Assurance
  Holdings Ltd........................       700         30,450
John Alden Financial Corp.............     2,600         71,338
Old Republic International Corp.......       300         10,725
Reliance Group Holdings, Inc..........       400          5,050
RLI Corp..............................       500         20,750
Torchmark Corp........................       900         35,888
Vesta Insurance Group, Inc............     1,300         75,563
                                                      ----------
                                                        537,534
                                                      ----------

Machinery and Equipment (1.1%)
Caterpillar, Inc......................       800         41,000
Cummins Engine Company, Inc...........       100          6,094
Manitowoc Co., Inc. (The).............     3,600        109,125
Parker-Hannifin Corp..................       200          8,363
Terex Corp.+..........................     6,600        139,013
                                                      ----------
                                                        303,595
                                                      ----------

Media and Entertainment (0.6%)
Lin Television Corp.+.................       100          5,256
Midway Games, Inc.+...................     4,500         94,219
Panavision, Inc.+.....................     2,200         54,863
Speedway Motorsports, Inc.+...........       400          9,575
                                                      ----------
                                                        163,913
                                                      ----------

Medical Supplies (0.9%)
Maxxim Medical, Inc.+.................     5,200        116,350
Perrigo Co.+..........................       900         13,838
Safeskin Corp.+.......................       400         18,150
Spine-Tech, Inc.+.....................     1,400         43,575
Vivus, Inc.+..........................     2,700         71,213
                                                      ----------
                                                        263,126
                                                      ----------

Metals and Mining (1.2%)
AK Steel Holding Corp.................       300         12,638
LTV Corp..............................       100          1,219
RMI Titanium Co.+.....................     4,500        106,875

October 31, 1997
Ascent
--------------------------------------------------------------------------------

                                        Number of       Market
                                         Shares         Value
                                        ---------     ----------

United States (continued)

Metals and Mining (continued)
Timken Co.............................     6,200      $ 207,699
Titanium Metals Corp.+................       400         12,500
                                                      ----------
                                                        340,931
                                                      ----------

Oil and Gas (5.4%)
Ashland, Inc..........................       300         14,306
Belco Oil & Gas Corp.+................     5,100        110,288
Clayton Williams Energy, Inc.+........     6,800         93,500
Cliffs Drilling Co.+..................     3,000        218,062
Columbia Gas System, Inc..............     2,000        144,500
Devon Energy Corp.....................       100          4,475
Input/Output, Inc.+...................       200          5,363
Kerr-Mcgee Corp.......................       700         47,294
Marine Drilling Co., Inc.+............     4,900        145,163
Occidental Petroleum Corp.............     1,700         47,388
Oryx Energy Co.+......................     1,000         27,563
Phillips Petroleum Co.................     1,200         58,050
SEACOR SMIT Holdings+.................     2,600        169,324
Texaco, Inc...........................       700         39,856
Tidewater, Inc........................       200         13,138
Union Texas Petroleum Holdings, Inc...       700         15,925
USX-Marathon Group....................     2,000         71,500
Veritas DGC, Inc.+....................     3,100        126,906
Vintage Petroleum, Inc................     7,400        169,274
                                                      ----------
                                                      1,521,875
                                                      ----------

Paper and Containers (0.4%)
Schweitzer-Mauduit International, Inc.     2,500        105,313
                                                      ----------

Pharmaceuticals (0.9%)
Agouron Pharmaceuticals, Inc.+........       200          9,125
Dura Pharmaceuticals, Inc.+...........       200          9,675
Immunex Corp.+........................       200         12,800
Rexall Sundown, Inc.+.................       400          8,750
Schering Plough.......................     3,200        179,399
Theragenics Corp.+....................       500         21,813
Watson Pharmaceuticals, Inc.+.........       400         12,700
                                                      ----------
                                                        254,262
                                                      ----------

Printing and Publishing (1.4%)
Big Flower Press Holdings, Inc.+......     5,400        118,800
Central Newspapers, Inc., Class A.....       300         19,706
McClatchy Newspapers, Inc.............     1,200         39,375
Thomas Nelson, Inc....................     3,700         43,013
Valassis Communications, Inc.+........     5,700        168,149
                                                      ----------
                                                        389,043
                                                      ----------

Real Estate Investment Trusts (12.9%)
Alexandria Real Estate Equities, Inc..       200          5,488
American Residential Investment
  Trust, Inc..........................       700         10,719
Apartment Investment & Management Co..     3,900        138,206
Arden Realty Group, Inc...............     2,200         67,100
Brandywine Realty Trust...............     2,200         51,563



                                        Number of       Market
                                         Shares         Value
                                        ---------     ----------

Real Estate Investment Trusts (continued)
CALI Realty Corp......................     1,700      $  68,850
Capstone Capital Trust, Inc...........    10,300        243,337
CBL & Associates Properties, Inc......     2,200         53,075
Colonial Properties Trust.............     7,800        221,324
Crescent Real Estate Equities, Inc....     3,700        133,200
Criimi Mae, Inc.......................     1,700         26,988
Developers Diversified Realty Corp....     1,700         67,150
Duke Realty Investments, Inc..........     8,500        191,249
Eastgroup Properties, Inc.............     1,200         24,000
Equity Inns, Inc......................     4,400         69,300
Equity Residential Properties Trust...     3,700        186,849
Essex Property Trust, Inc.............     4,800        164,399
Evans Withycombe Residential, Inc.....     1,000         25,250
Felcor Suite Hotels, Inc..............       400         14,650
Glenborough Realty Trust, Inc.........     7,800        199,874
Glimcher Realty Trust.................     1,300         28,844
Health Care REIT, Inc.................     3,500         91,219
Home Properties of New York, Inc......     1,300         35,425
Imperial Credit Commercial Mortgage
  Investment Corp.+...................       400          6,600
Innkeepers USA Trust..................    10,000        166,874
JDN Realty Corp.......................     5,600        191,099
Kimco Realty Corp.....................     6,250        199,999
Lexington Corporate Properties, Inc...       600          9,075
Oasis Residential, Inc................     5,300        118,588
Prime Retail, Inc.....................     5,000         74,688
Regency Realty Corp...................     4,000        103,000
SL Green Realty Corp.+................       600         15,038
Smith (Charles E.) Residential
  Realty Co...........................     1,900         64,838
Sovran Self Storage, Inc..............     3,600        105,750
Spieker Properties, Inc...............     3,400        133,025
Starwood Lodging Trust................     1,700        101,681
Sunstone Hotel Investors, Inc.........     2,400         42,150
Tower Realty Trust, Inc.+.............       501         12,639
Walden Residential Properties, Inc....     6,900        168,187
                                                      ----------
                                                      3,631,290
                                                      ----------

Retail (3.9%)
Ames Department Stores, Inc.+.........    11,900        185,193
Burlington Coat Factory Warehouse.....     2,400         39,750
Damark International, Inc.+...........     8,200         95,325
Dayton Hudson Corp....................       800         50,250
Fingerhut Companies, Inc..............       500         11,063
Funco, Inc.+..........................     6,300        129,150
Goody's Family Clothing, Inc.+........       300          7,856
Koger Equity, Inc.....................     1,500         32,438
Payless ShoeSource, Inc.+.............       200         11,150
Ross Stores, Inc......................     4,500        168,187
Russ Berrie & Co., Inc................     2,300         62,675
TJX Companies, Inc....................     4,400        130,350
Tuesday Morning Corp.+................     3,750         90,938


8  See Notes to Portfolio of Investments.

                                        Number of       Market
                                         Shares         Value
                                        ---------     ----------

United States (continued)

Retail (continued)
Urban Shopping Centers, Inc...........     2,700      $  87,413
                                                      ----------
                                                      1,101,738
                                                      ----------
Transportation (1.5%)
Airborne Freight Corp.................       100          6,338
Burlington Northern Santa Fe Corp.....       100          9,500
CNF Transportation, Inc...............       300         13,388
Continental Airlines, Inc., Class B+..       300         12,975
CSX Corp..............................       700         38,281
Roadway Express, Inc..................       400         11,100
Trico Marine Services, Inc.+..........     4,400        161,699
U.S. Freightways Corp.................       400         12,950
UAL Corp.+............................       200         17,525
Yellow Corp.+.........................     5,600        153,650
                                                      ----------
                                                        437,406
                                                      ----------
Utilities - Oil and Gas (0.7%)
Energen Corp..........................     3,300        119,419
NUI Corp..............................     3,700         83,481
                                                      ----------
                                                        202,900
                                                      ----------
Utilities - Telephone (0.5%)
Alltel Corp...........................       400         14,150
Premiere Technologies, Inc.+..........     3,900        132,600
                                                      ----------
                                                        146,750
                                                      ----------
Total United States                                  15,245,843
                                                      ----------
Foreign Common Stocks (21.3%)

Argentina (0.2%)
Banco de Galicia y Buenos Aires SA
 (Banks) +............................     2,300         55,739
                                                     ----------

Australia (0.7%)
Goodman Fielder Ltd. (Foods and
  Beverages) .........................    30,559         46,958
Santos Ltd. (Oil and Gas) ............    13,200         60,850
Westpac Banking Corp. Ltd. (Banks) ...    10,400         60,698
Woolworth Ltd. (Foods and Beverages) .    13,705         44,341
                                                      ----------
Total Australia                                         212,847
                                                      ----------
Austria (0.1%)
VA Technologie AG (Commercial
  Services) ...........................      200         35,546
                                                      ----------

Belgium (0.2%)
Societe Generale De Belgique
  (Financial Services) ...............       500         45,342
                                                      ----------

Brazil (0.3%)
Telecomunicacoes Brasileiras SA
  (Utilities - Telephone) ............       400         40,600
Unibanco Brasileiros SA (Financial
  Services) +.........................     1,200         32,700
Total Brazil                                          ----------
                                                         73,300
                                                      ----------

Canada (0.6%)
Canadian National Railway Co.
  (Transportation)                         2,000        107,875
Petro-Canada (Oil and Gas) ...........     3,600         74,097
                                                      ----------
Total Canada                                            181,972
                                                      ----------


                                        Number of       Market
                                         Shares         Value
                                        ---------     ----------

Chile (0.1%)
Cia. de Telecomuncaciones de Chile
  (Utilities - Telephone) ............     1,400      $  38,850
                                                      ----------

Denmark (0.9%)
Bang & Olufsen Holding Co.
  (Electronics) ......................     1,000         61,060
Carli Gry International A/S (Apparel)      1,000         49,463
Novo-Nordisk A/S (Pharmaceuticals) ...       600         65,029
Unidanmark A/S (Banks) ...............     1,000         67,624
                                                      ----------
Total Denmark                                           243,176
                                                      ----------

Finland (0.7%)
Huhtamaki Group (Diversified) ........     1,700         70,076
Rautaruukki Oy (Metals and Mining) ...     5,700         53,500
UPM-Kymmene Corp. (Paper and
  Containers) ........................     1,500         33,412
Valmet Oyj (Diversified) .............     3,200         50,162
                                                      ----------
Total Finland                                           207,150
                                                      ----------

France (2.0%)
Accor SA (Hotels and Restaurants) ....       400         74,635
Alcatel Alsthom (Telecommunications) .       400         48,367
Credit Commercial de France (Banks) ..     1,100         62,453
Elf Aquitaine SA (Oil and Gas) .......       300         37,213
France Telecom SA
  (Telecommunications) +..............     2,000         75,851
Gemini Sogeti SA (Insurance) .........     1,000         79,569
Lafarge SA
  (Building Materials and
  Construction) ......................       700         43,829
Schneider SA (Machinery and
  Equipment) .........................     1,400         74,913
Union des Assurances Federales
  (Insurance) ........................       500         56,028
                                                      ----------
Total France                                            552,858
                                                      ----------
Germany (1.2%)
Adidas AG (Apparel) ..................       400         57,984
Bayerische Hypotheken-und
  Wechsel-Bank AG (Banks) ............     1,700         70,621
Deutsche Pfandbrief & Hypothekenbank
  AG (Banks) .........................       500         28,266
Gehe AG (Health Services) ............     1,000         52,291
Mannesmann AG (Machinery and
  Equipment) .........................       100         42,297
Metro AG (Retail) ....................       720         31,709
SGL Carbon AG (Chemicals) ............       500         70,302
                                                      ----------
Total Germany                                           353,470
                                                      ----------

Hong Kong (0.4%)
Hutchison Whampoa Ltd. (Diversified) ++    6,000         41,529
Lai Sun Development Co., Ltd.
  (Real Estate Investment Trusts) ....    42,000         17,388
Li & Fung Ltd. (Commercial Services) .    50,000         50,133
                                                      ----------
Total Hong Kong                                         109,050
                                                      ----------

Indonesia (0.1%)
Bank International Indonesia (Banks) .    51,000         10,964
Putra Surya Multidana (Financial
  Services) +.........................    41,000         14,216
                                                      ----------
Total Indonesia                                          25,180
                                                      ----------

October 31, 1997
Ascent
--------------------------------------------------------------------------------

                                        Number of       Market
                                         Shares         Value
                                        ---------     ----------

Ireland (0.4%)
Irish Life Plc (Insurance) ...........    10,385      $  54,679
Waterford Wedgewood
  (Home Furnishings and Appliances) ..    51,794         59,996
                                                      ----------
Total Ireland                                           114,675
                                                      ----------

Italy (1.1%)
Assicurazioni Generali (Insurance) ...     2,200         49,268
Credito Italiano (Banks) .............    20,000         53,427
La Rinascente S.p.A (Retail) .........     8,600         63,858
Pirelli & Co. (Financial Services) ...    34,000         48,783
Telecom Italia Spa (Utilities -
  Telephone) .........................    15,000         94,163
                                                      ----------
Total Italy                                             309,499
                                                      ----------

Japan (3.2%)
Bank of Tokyo-Mitsubishi (Banks) .....     3,000         39,162
Capcom Company
  (Computers and Office Equipment) ...     2,000         33,259
Dai Nippon Ink & Chemicals, Inc.
  (Chemicals) ........................    13,000         49,830
Daiichi Pharmaceutical
  (Pharmaceuticals) ..................     5,000         71,090
DDI Corp. (Utilities - Telephone) ....         8         26,740
Fuji Photo Film (Chemicals) ..........     2,000         72,504
Fujitec Co. Ltd.
  (Building Materials and
  Construction) ......................     4,000         34,256
Hoya Corp. (Medical Supplies) ........     1,000         34,755
Matsushita Kotobuki Electronics
  Industries (Electronics) ...........     1,000         31,097
Minebea Co. Ltd. (Electronics) .......     6,000         59,865
Mitsubishi Heavy Industries Ltd.
  (Aerospace and Defense) ............     8,000         39,312
Mitsubishi Trust & Banking Corp.
  (Banks) ............................     4,000         49,223
Sekisui Chemical Co. (Chemicals) .....     8,000         62,992
Sony Corp. (Electronics) .............     1,100         91,369
Takefuji Corp. (Banks) ...............     1,000         44,483
TDK Corp. (Electronics) ..............     1,000         82,980
West Japan Railway (Transportation) ..        20         70,009
                                                      ----------
Total Japan                                             892,926
                                                      ----------

Malaysia (0.0%)
Leader Universal Holdings Bhd
  (Diversified) ......................    20,000         12,179
                                                      ----------

Mexico (1.1%)
ALFA SA de C.V. (Diversified) ........     8,143         59,477
Cifra SA (Retail) ....................    33,000         58,005
Grupo Financiero Banamex Accival
  (Financial Services) +..............    16,000         31,924
Grupo Radio Centro SA
  (Media and Entertainment) ..........     3,600         45,900
Panamerican Beverages, Inc.
  (Foods and Beverages) ..............     3,400        105,400
                                                      ----------
Total Mexico                                            300,706
                                                      ----------

                                        Number of       Market
                                         Shares         Value
                                        ---------     ----------

Netherlands (1.2%)
Akzo Nobel NV (Chemicals) ............       400      $  70,510
Fortis Amev NV (Financial Services) ..     1,233         48,476
ING Groep NV (Banks) .................     1,203         50,520
Philips Electronics NV (Electronics) .     1,100         86,153
Vendex International NV (Retail) .....       600         32,771
VNU-Verenigde Nederlandse
  Uitgeversbedrijven Verenigd Bezit
  (Printing and Publishing) ..........     2,100         49,775
                                                      ----------
Total Netherlands                                       338,205
                                                      ----------

Norway (1.5%)
Det Sondenfjelds-Norske
  Dampskibsselskab (Oil and Gas) +....     3,000         67,280
Ocean Rig ASA (Oil and Gas) +.........    94,850        117,875
Saga Petroleum ASA, Class A (Oil and
  Gas) ...............................     3,000         58,709
SAS Norge ASA (Transportation) .......     3,000         50,567
Smedvig ASA (Oil and Gas) ............     1,800         52,967
Tomra Systems ASA (Paper and
  Containers) ........................     2,800         71,994
                                                      ----------
Total Norway                                            419,392
                                                      ----------

Singapore (0.3%)
Clipsal Industries Ltd. (Electrical
  Equipment) .........................    13,000         33,670
Jardine Matheson Holdings
  (Diversified) ......................     8,000         51,200
                                                      ----------
Total Singapore                                          84,870
                                                      ----------

Spain (0.3%)
Cortefiel SA (Retail) ................       518         18,531
Iberdrola SA (Utilities - Electric) ..     5,300         63,442
                                                      ----------
Total Spain                                              81,973
                                                      ----------

Sweden (0.6%)
Ericsson ADR (Telecommunications) ....     1,400         61,950
Frontec AB (Computer Software) +......     3,700         32,876
Oxigene, Inc. (Pharmaceuticals) +.....     1,200         23,409
Skandia Forsakrings AB (Insurance) ...       900         42,089
                                                      ----------
Total Sweden                                            160,324
                                                      ----------

Switzerland (0.9%)
Credit Suisse Group (Banks) ..........       400         56,503
Georg Fischer AG (Machinery and
  Equipment) .........................        30         40,089
Kuoni Reisen AG (Commercial Services)         15         56,933
Novartis AG Registered Shares
  (Health Services) ..................        40         62,819
Roche Holding AG (Pharmaceuticals)++..         5         44,060
                                                      ----------
Total Switzerland                                       260,404
                                                      ----------


10  See Notes to Portfolio of Investments.

                                        Number of       Market
                                         Shares         Value
                                        ---------     ----------

United Kingdom (2.9%)
BAA Plc (Transportation) .............      4,056      $  37,408
Bank of Scotland (Banks) .............      6,800         56,102
Barclays Plc (Financial Services) ....      3,029         75,834
Boots Co. Plc (Retail) ...............      5,600         80,196
Glaxo Wellcome Plc (Pharmaceuticals) .      3,032         64,978
Granada Group Plc (Diversified) ......      6,515         89,804
Iona Technologies Plc, ADR
  (Consumer Products) +...............      3,000         47,438
Pearson Plc (Printing and Publishing)       5,100         66,707
Shell Transport & Trading Co. (Oil
  and Gas) ...........................     10,800         76,562
Tomkins Plc (Diversified) ............     12,300         63,115
Unilever Plc (Consumer Products) .....      5,900         43,928
Vodafone Group Plc
  (Telecommunications) ...............     11,000         59,949
Williams Plc (Machinery and
  Equipment) .........................     10,300         61,834
                                                       ----------
Total United Kingdom                                     823,855
                                                       ----------

Venezuela (0.3%)
Compania Anonima Nacional Telefonos
  de Venezuela (Utilities - Telephone)      2,200         96,250
                                                       ----------

Total Foreign Common Stocks                            6,029,738
                                                       ----------

Total Common Stocks (cost $18,400,464)                21,275,581
                                                       ----------

PREFERRED STOCKS (0.2%)

Germany (0.2%)
Henkel KGAA (Chemicals) ..............        900         46,800
                                                       ----------
Total Preferred Stocks (cost $48,688)                     46,800
                                                       ----------

                                        Principal
                                         Amount
                                        ----------

LONG-TERM BONDS AND NOTES (14.8%)

U.S. Government Obligations (10.4%)
U.S. Treasury Note, 6.50%, 10/15/06...  $1,700,000     1,768,537
U.S. Treasury Note, 7.50%, 10/31/99...     700,000       724,281
U.S. Treasury Note, 7.50%, 11/15/01...     430,000       456,740
                                                       ----------
Total U.S. Government Obligations (cost
  $2,850,209)                                          2,949,558
                                                       ----------

Corporate Bonds (4.4%)
Echostar Communications, Zero Coupon,
  06/01/04............................    250,000        222,499
Ford Motor Credit Corp., 6.63%,
  06/30/03............................    200,000        201,799
HSBC Americas Inc., 7.00%, 11/01/06...    100,000        101,287
Raytheon Co., 6.45%, 08/15/02.........    100,000        100,813
Skanidinavinska Enskilda Bank, 6.78%,
  06/29/49............................    200,000        202,499
Tenet Healthcare Corp., 7.88%,
  01/15/03............................    200,000        204,067
Time Warner, Inc., 9.13%, 01/15/13....    175,000        206,421
                                                       ----------

Total Corporate Bonds (cost $1,209,710)                1,239,385
                                                       ----------

Total Long-Term Bonds and Notes (cost $4,059,919)      4,188,943
                                                       ----------

                                        Principal        Market
                                         Amount          Value
                                        ----------     --------


SHORT-TERM INVESTMENTS (14.5%)
Dakota Certificates - Standard Credit
  Card Master Trust, Comm. Paper,
  5.62%, 11/06/97.....................   $490,000      $ 489,771
Federal Home Loan Bank, Disc. Note,
  5.60%, 11/03/97.....................  2,759,000      2,759,000
Jefferson Smurfit Finance Corp.,
  Comm. Paper, 5.55%, 12/02/97........    500,000        497,750
U.S. Treasury Bill, Time Deposit,
  5.17%, 02/05/98@....................    350,000        345,356
                                                      ----------

Total Short-Term Investments (cost $4,091,816)         4,091,877
                                                      ----------

TOTAL INVESTMENTS (cost $26,600,887)(a)               29,603,201

Other assets less liabilities                         (1,358,571)
                                                      ----------

Total Net Assets                                     $28,244,630
                                                      ==========

Notes to Portfolio of Investments

(a) The cost of investments for federal income tax purposes amounts to $26,633,052. Unrealized gains and losses, based on identified tax cost at October 31, 1997, are as follows:

Unrealized gains .....................                $3,775,476
Unrealized losses ....................                  (805,327)
                                                      ----------
  Net unrealized gain ................                $2,970,149
                                                      ==========


+  Non-income producing security.

++ Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors.

@ Security pledged to cover initial margin requirements on open futures contracts at October 31, 1997.

Category percentages are based on net assets.

Information concerning open futures contracts at October 31, 1997 is shown below:

                      No. of     Initial   Expiration Unrealized
                     Contracts    Value      Date     Gain/(Loss)
                     ---------  ---------- ---------- -----------
  Long Contracts
-------------------
Canadian Bond
  Future..........      1       $  85,050   Dec 97    $    3,144
Long-Term German
  Government Bond
  Future .........      3         418,802   Dec 97         5,578
French Notional
  Bond Future ....      1          83,276   Dec 97          (139)
Swiss Government
  Bond Future ....      3         241,958   Dec 97         1,396

 Short Contracts
-------------------
Russell 2000
  Index Future ...      3        (678,450)  Dec 97        24,075
                                ----------            -----------
                                $ 150,636             $   34,054
                                ==========            ===========


                                          See Notes to Financial Statements.  11

Portfolio of Investments
October 31, 1997
Crossroads
--------------------------------------------------------------------------------

                                        Number of       Market
                                         Shares         Value
                                        ---------     ----------

COMMON STOCKS (58.7%)

United States (41.5%)
Aerospace and Defense (0.2%)
Alliant Techsystems, Inc.+............       400      $  23,800
Gencorp, Inc..........................       300          7,331
Gulfstream Aerospace Corp.+...........       300          8,700
Thiokol Corp..........................       100          9,156
                                                      ----------
                                                         48,987
                                                      ----------
Auto Parts and Accessories (0.0%)
Arvin Industries, Inc.................       200          7,488
                                                      ----------
Autos and Auto Equipment (1.0%)
Borg Warner Automotive, Inc...........       200         10,900
Chrysler Corp.........................       800         28,200
Excel Industries, Inc.................     2,600         46,313
Ford Motor Co.........................       800         34,950
General Motors Corp...................       500         32,094
Westinghouse Air Brake Co.............     4,600        114,138
                                                      ----------
                                                        266,595
                                                      ----------
Banks (1.7%)
AmSouth Bancorporation................       200          9,613
BankAmerica Corp......................       600         42,900
Commerce Bancshares, Inc..............       100          5,850
Dime Bancorp, Inc.....................       100          2,400
First Chicago NBD Corp................       500         36,375
First of America Bank Corp............       100          5,575
Firstfed Financial Corp.+.............       901         31,545
Golden West Financial Corp............       100          8,675
Imperial Bancorp+.....................     1,100         47,988
North Fork Bancorp, Inc...............       300          8,831
Southtrust Corp.......................       200          9,600
Star Banc Corp........................       100          4,906
State Street Corp.....................       200         11,150
USBANCORP, Inc........................     1,900        123,500
Webster Financial Corp................     1,500         92,438
                                                      ----------
                                                        441,346
                                                      ----------
Building Materials and Construction (2.1%)
Centex Construction Products, Inc.....     1,200         37,200
Centex Corp...........................       500         29,250
Continental Homes Holding Corp........     4,000        120,500
Florida Rock Industries, Inc..........       500         27,500
Lone Star Industries, Inc.............     2,200        120,863
National Steel Corp., Class B+........     2,300         37,950
Southdown, Inc........................       200         11,075
Texas Industries, Inc.................     1,500         71,156
Tredegar Industries, Inc..............     1,400         97,825
USG Corp.+............................       200          9,438
                                                      ----------
                                                        562,757
                                                      ----------
Chemicals (0.1%)
Lyondell Petrochemical Co.............       300          7,688
Sybron Chemicals, Inc.+...............       300          9,600
                                                      ----------
                                                         17,288
                                                      ----------

                                        Number of       Market
                                         Shares         Value
                                        ---------     ----------

Commercial Services (0.4%)
ADVO, Inc.+...........................     3,100      $  69,556
Crescent Operating, Inc.+.............       260          6,045
Mail-Well, Inc.+......................       600         20,775
Ogden Corp............................       400         10,100
Quintiles Transnational Corp.+........       100          7,250
                                                      ----------
                                                        113,726
                                                      ----------

Computer Software (1.2%)
BMC Software, Inc.+...................       200         12,075
CHS Electronics, Inc.+................       600         14,663
Computer Learning Centers, Inc.+......     2,400        108,600
Computer Task Group, Inc..............       600         16,950
Compuware Corp.+......................       200         13,225
Cybermedia, Inc.+.....................     1,700         50,575
Microsoft Corp.+......................       700         91,000
Symantec Corp.+.......................       500         10,938
                                                      ----------
                                                        318,026
                                                      ----------

Computers and Office Equipment (1.3%)
Compaq Computer Corp.+................     2,250        143,437
Dell Computer Corp.+..................       600         48,075
HBO & Co..............................       200          8,700
International Business Machines, Inc..       300         29,419
Magnetek, Inc.+.......................       400          8,125
Moore Corp. Ltd.......................     2,700         43,706
Quantum Corp.+........................       600         18,975
Smart Modular Technologies, Inc.+.....       100          4,975
Sun Microsystems, Inc.+...............       700         23,975
Virco Manufacturing Corp..............       100          2,400
                                                      ----------
                                                        331,787
                                                      ----------

Consumer Products (0.2%)
Herbalife International, Inc..........       100          2,500
Pilgrim's Pride Corp..................     2,500         32,813
Procter & Gamble Co...................       200         13,600
                                                      ----------
                                                         48,913
                                                      ----------

Diversified (0.2%)
Aeroquip-Vickers, Inc.................       600         31,238
Eaton Corp............................       100          9,663
ITT Industries, Inc...................       300          9,469
                                                      ----------
                                                         50,370
                                                      ----------

Electrical Equipment (0.4%)
C & D Technologies, Inc...............     2,700        118,800
                                                      ----------

Electronics (1.5%)
Applied Materials, Inc.+..............       700         23,363
AVX Corp..............................       100          2,825
Cellstar Corp.+.......................     3,950        134,052
Intel Corp............................       600         46,200
KLA Instruments Corp.+................       800         35,150
National Semiconductor Corp.+.........       100          3,600
Technitrol, Inc.......................     2,300         71,013
Tektronix, Inc........................       300         17,738


12  See Notes to Portfolio of Investments.

                                        Number of       Market
                                         Shares         Value
                                        ---------     ----------

United States (continued)

Electronics (continued)
Texas Instruments, Inc................       200      $  21,338
VLSI Technology, Inc.+................     1,500         44,438
                                                      ----------
                                                        399,717
                                                      ----------

Financial Services (2.9%)
Ahmanson (H. F.) & Co.................     2,900        171,099
Bankers Trust New York Corp...........       600         70,800
Bear Stearns Co., Inc.................       281         11,152
Donaldson, Lufkin & Jenrette, Inc.....       300         21,075
E Trade Group, Inc.+..................       800         24,700
Edwards (A.G.), Inc...................       300          9,844
FIRSTPLUS Financial Group, Inc.+......     2,300        126,500
Lehman Brothers Holdings, Inc.........       200          9,413
Merrill Lynch & Co., Inc..............       400         27,050
Money Store, Inc. (The)...............       200          5,675
Morgan Stanley, Dean Witter,
  Discover & Co.......................       660         32,340
Paine Webber Group, Inc...............       200          8,838
Parkway Properties, Inc...............       900         30,600
SLM Holding Corp......................       100         14,038
SunAmerica, Inc.......................       450         16,172
Trans Financial, Inc..................     3,700        118,400
Travelers Group, Inc..................       600         42,000
WSFS Financial Corp.+.................     1,600         28,800
                                                      ----------
                                                        768,496
                                                      ----------

Foods and Beverages (0.6%)
Coors (Adolph) Co.....................       100          3,531
Dean Foods Co.........................       100          4,731
Earthgrains Co........................       700         28,788
Kroger Co. (The)+.....................     3,400        110,925
                                                      ----------
                                                        147,975
                                                      ----------

Health Services (0.1%)
Beverly Enterprises+..................     1,600         23,900
Wellpoint Health Networks, Inc.+......       100          4,575
                                                      ----------
                                                         28,475
                                                      ----------

Home Furnishings and Appliances (0.6%)
Ethan Allen Interiors, Inc............     2,600         92,138
O' Sullivan Industries Holdings, Inc.+     3,000         41,625
Rowe Furniture Corp...................     2,900         19,575
Standard Pacific Corp.................       400          4,350
                                                      ----------
                                                        157,688
                                                      ----------

Hotels and Restaurants (0.3%)
Foodmaker, Inc.+......................     4,300         70,681
Sonic Corp.+..........................       400         10,300
                                                      ----------
                                                         80,981
                                                      ----------

                                        Number of       Market
                                         Shares         Value
                                        ---------     ----------

Insurance (2.1%)
Allstate Corp.........................       500      $  41,469
American Bankers Insurance Group......     1,400         52,325
Chartwell Re Corp.....................     2,000         64,750
Cigna Corp............................       400         62,100
Conseco, Inc..........................       500         21,813
Delphi Financial Group, Inc.+.........       800         33,000
Equitable Co., Inc....................       800         32,950
Everest Re Holdings, Inc..............       200          7,525
Financial Security Assurance
  Holdings Ltd........................     2,500        108,750
First American Financial Corp.........     1,000         60,250
John Alden Financial Corp.............       200          5,488
Loews Corp............................       200         22,338
Old Republic International Corp.......       300         10,725
Reliance Group Holdings, Inc..........       300          3,788
RLI Corp..............................       300         12,450
Torchmark Corp........................       700         27,913
                                                      ----------
                                                        567,634
                                                      ----------

Machinery and Equipment (0.8%)
Ade Corp.+............................       600         16,275
Caterpillar, Inc......................       500         25,625
Commercial Intertech Corp.............       400          6,500
Cummins Engine Company, Inc...........       100          6,094
Manitowoc Co., Inc. (The).............     1,950         59,109
Parker-Hannifin Corp..................       100          4,181
Terex Corp.+..........................     4,900        103,206
                                                      ----------
                                                        220,990
                                                      ----------

Media and Entertainment (1.1%)
Harvey's Casino Resorts...............     3,500         66,063
Lin Television Corp.+.................       100          5,256
Midway Games, Inc.+...................     3,900         81,656
Panavision, Inc.+.....................     2,200         54,863
Speedway Motorsports, Inc.+...........     3,000         71,813
                                                      ----------
                                                        279,651
                                                      ----------

Medical Supplies (1.0%)
Maxxim Medical, Inc.+.................     4,500        100,688
Perrigo Co.+..........................       600          9,225
Safeskin Corp.+.......................     1,400         63,525
Spine-Tech, Inc.+.....................     1,100         34,238
Vivus, Inc.+..........................     2,200         58,025
                                                      ----------
                                                        265,701
                                                      ----------

Metals and Mining (0.9%)
AK Steel Holding Corp.................       200          8,425
LTV Corp..............................       100          1,219
RMI Titanium Co.+.....................     2,500         59,375
Timken Co.............................     3,800        127,300
Titanium Metals Corp.+................     1,700         53,125
                                                      ----------
                                                        249,444
                                                      ----------

October 31, 1997
Crossroads

--------------------------------------------------------------------------------
                                        Number of       Market
                                         Shares         Value
                                        ---------     ----------

United States (continued)

Oil and Gas (3.8%)
Ashland, Inc..........................       200      $   9,538
Belco Oil & Gas Corp.+................     2,200         47,575
Clayton Williams Energy, Inc.+........     3,700         50,875
Cliffs Drilling Co.+..................     2,400        174,449
Columbia Gas System, Inc..............       800         57,800
Devon Energy Corp.....................       100          4,475
Input/Output, Inc.+...................       100          2,681
Kerr-Mcgee Corp.......................       400         27,025
Marine Drilling Co., Inc.+............     3,800        112,575
Occidental Petroleum Corp.............     1,100         30,663
Oryx Energy Co.+......................       600         16,538
Phillips Petroleum Co.................       800         38,700
SEACOR SMIT Holdings+.................     2,100        136,762
Texaco, Inc...........................       500         28,469
Tidewater, Inc........................       200         13,138
Union Texas Petroleum Holdings, Inc...       500         11,375
USX-Marathon Group....................     1,200         42,900
Veritas DGC, Inc.+....................     2,000         81,875
Vintage Petroleum, Inc................     5,400        123,525
                                                      ----------
                                                      1,010,938
                                                      ----------

Paper and Containers (0.6%)
BWay Corp.+...........................     1,700         32,619
Fort James Corp.......................       275         10,914
Schweitzer-Mauduit International, Inc.     2,600        109,525
                                                      ----------
                                                        153,058
                                                      ----------

Pharmaceuticals (0.7%)
Agouron Pharmaceuticals, Inc.+........       200          9,125
Dura Pharmaceuticals, Inc.+...........       200          9,675
Immunex Corp.+........................       200         12,800
Merck & Co., Inc......................       200         17,850
Rexall Sundown, Inc.+.................       400          8,750
Theragenics Corp.+....................     2,900        126,513
                                                      ----------
                                                        184,713
                                                      ----------

Printing and Publishing (0.7%)
Big Flower Press Holdings, Inc.+......     1,500         33,000
Central Newspapers, Inc., Class A.....       200         13,138
Lexmark International Group, Inc.+....       300          9,169
Valassis Communications, Inc.+........     4,800        141,599
                                                      ----------
                                                        196,906
                                                      ----------

Real Estate Investment Trusts (9.3%)
Alexandria Real Estate Equities, Inc..       400         10,975
American Residential Investment
  Trust, Inc..........................       600          9,188
Apartment Investment & Management Co..     2,500         88,594
Arden Realty Group, Inc...............     1,300         39,650
Brandywine Realty Trust...............       900         21,094
Capstone Capital Trust, Inc...........     7,500        177,187
CBL & Associates Properties, Inc......     5,900        142,337
Colonial Properties Trust.............     1,900         53,913


                                        Number of       Market
                                         Shares         Value
                                        ---------     ----------

Real Estate Investment Trusts (continued)
Crescent Real Estate Equities, Inc....     3,000      $ 108,000
Developers Diversified Realty Corp....     1,400         55,300
Duke Realty Investments, Inc..........     7,000        157,499
Eastgroup Properties, Inc.............     1,000         20,000
Equity Inns, Inc......................     5,000         78,750
Equity Office Properties Trust........       300          9,169
Equity Residential Properties Trust...     3,000        151,499
Essex Property Trust, Inc.............     5,100        174,674
Evans Withycombe Residential, Inc.....       700         17,675
Felcor Suite Hotels, Inc..............       300         10,988
Glenborough Realty Trust, Inc.........     5,000        128,125
Glimcher Realty Trust.................     1,100         24,406
Health Care REIT, Inc.................     1,400         36,488
Home Properties of New York, Inc......     1,100         29,975
Imperial Credit Commercial Mortgage
  Investment Corp.+...................       200          3,300
Innkeepers USA Trust..................     6,500        108,469
JDN Realty Corp.......................     1,200         40,950
Kimco Realty Corp.....................     4,900        156,799
Lexington Corporate Properties, Inc...       400          6,050
Merry Land & Investment Co., Inc......     1,300         28,356
National Golf Properties, Inc.........     1,800         58,388
Oasis Residential, Inc................     4,500        100,688
Regency Realty Corp...................     2,100         54,075
SL Green Realty Corp.+................       500         12,531
Smith (Charles E.) Residential
  Realty Co...........................       600         20,475
Sovran Self Storage, Inc..............     1,000         29,375
Spieker Properties, Inc...............     2,700        105,638
Starwood Lodging Trust................     1,400         83,738
Sunstone Hotel Investors, Inc.........     3,100         54,444
Tower Realty Trust, Inc.+.............       401         10,114
Walden Residential Properties, Inc....     2,400         58,500
                                                      ----------
                                                      2,477,376
                                                      ----------

Retail (3.5%)
Ames Department Stores, Inc.+.........     8,600        133,838
Burlington Coat Factory Warehouse.....     6,120        101,363
Damark International, Inc.+...........     5,700         66,263
Dayton Hudson Corp....................       500         31,406
Fingerhut Companies, Inc..............       400          8,850
Funco, Inc.+..........................     5,700        116,850
Koger Equity, Inc.....................     6,300        136,237
NBTY, Inc.+...........................     2,400         52,650
Payless ShoeSource, Inc.+.............       100          5,575
Ross Stores, Inc......................     2,300         85,963
Russ Berrie & Co., Inc................     1,000         27,250
Tech Data Corp.+......................     1,300         57,850
TJX Companies, Inc....................     3,200         94,800
                                                      ----------
                                                        918,895
                                                      ----------


14  See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

                                        Number of       Market
                                         Shares         Value
                                        ---------     ----------

United States (continued)

Telecommunications (0.2%)
CommNet Cellular, Inc.+...............     1,800      $  62,325
                                                      ----------

Transportation (1.0%)
Airborne Freight Corp.................       100          6,338
CNF Transportation, Inc...............       200          8,925
Continental Airlines, Inc., Class B+..       200          8,650
Trico Marine Services, Inc.+..........     3,900        143,324
U.S. Freightways Corp.................       300          9,713
UAL Corp.+............................       100          8,763
Yellow Corp.+.........................     2,800         76,825
                                                      ----------
                                                        262,538
                                                      ----------

Utilities - Electric (0.0%)
Montana Power Co......................       200          5,063
                                                      ----------

Utilities - Oil and Gas (0.6%)
Energen Corp..........................     2,200         79,613
NUI Corp..............................     3,100         69,944
                                                      ----------
                                                        149,557
                                                      ----------

Utilities - Telephone (0.4%)
Premiere Technologies, Inc.+..........     3,300        112,200
                                                      ----------

Total United States                                  11,026,404
                                                      ----------

Foreign Common Stocks (17.2%)

Argentina (0.2%)
Banco de Galicia y Buenos Aires SA
  (Banks) +...........................     2,000         48,469
                                                      ----------
Australia (0.6%)
Goodman Fielder Ltd. (Foods and
  Beverages) .........................    25,466         39,132
Santos Ltd. (Oil and Gas) ............    10,200         47,021
Westpac Banking Corp. Ltd. (Banks) ...     7,700         44,940
Woolworth Ltd. (Foods and Beverages) .    10,227         33,088
                                                      ----------
Total Australia                                         164,181
                                                      ----------

Austria (0.1%)
VA Technologie AG (Commercial
  Services) ..........................       150         26,659
                                                      ----------

Belgium (0.3%)
G.I.B. Holdings Ltd. (Retail) ........       600         30,416
Societe Generale De Belgique
  (Financial Services) ...............       400         36,274
                                                      ----------
Total Belgium                                            66,690
                                                      ----------

Brazil (0.2%)
Telecomunicacoes Brasileiras SA
  (Utilities - Telephone) ............       300         30,450
Unibanco Brasileiros SA (Financial
  Services) +.........................     1,000         27,250
                                                      ----------
Total Brazil                                             57,700
                                                      ----------

Canada (0.5%)
Canadian National Railway Co.
  (Transportation) ...................     1,000         53,938
Petro-Canada (Oil and Gas) ...........     3,400         69,980
                                                      ----------
Total Canada                                            123,918
                                                      ----------


                                        Number of       Market
                                         Shares         Value
                                        ---------     ----------

Chile (0.1%)
Cia. de Telecomuncaciones de Chile
  (Utilities - Telephone) ............     1,100      $  30,525
                                                      ----------
Denmark (0.7%)
Bang & Olufsen Holding Co.
  (Electronics) ......................       700         42,742
Carli Gry International A/S (Apparel)        700         34,624
Novo-Nordisk A/S (Pharmaceuticals) ...       500         54,191
Unidanmark A/S (Banks) ...............       800         54,099
                                                      ----------
Total Denmark                                           185,656
                                                      ----------

Finland (0.5%)
Huhtamaki Group (Diversified) ........     1,300         53,587
Rautaruukki Oy (Metals and Mining) ...     4,400         41,298
UPM-Kymmene Corp. (Paper and
  Containers) ........................     1,300         28,957
                                                      ----------
Total Finland                                           123,842
                                                      ----------

France (1.6%)
Accor SA (Hotels and Restaurants) ....       300         55,976
Alcatel Alsthom (Telecommunications) .       300         36,275
Credit Commercial de France (Banks) ..       800         45,420
Elf Aquitaine SA (Oil and Gas) .......       200         24,809
France Telecom SA
  (Telecommunications) +..............     1,500         56,888
Gemini Sogeti SA (Insurance) .........       800         63,655
Lafarge SA
  (Building Materials and
  Construction) ......................       600         37,568
Schneider SA (Machinery and
  Equipment) .........................     1,000         53,509
Union des Assurances Federales
  (Insurance) ........................       450         50,425
                                                      ----------
Total France                                            424,525
                                                      ----------

Germany (1.0%)
Adidas AG (Apparel) ..................       300         43,488
Bayerische Hypotheken-und
  Wechsel-Bank AG (Banks) ............     1,300         54,005
Deutsche Pfandbrief & Hypothekenbank
  AG (Banks) .........................       400         22,613
Gehe AG (Health Services) ............       800         41,832
Mannesmann AG (Machinery and
  Equipment) .........................       100         42,297
Metro AG (Retail) ....................       720         31,709
SGL Carbon AG (Chemicals) ............       300         42,181
                                                      ----------
Total Germany                                           278,125
                                                      ----------

Hong Kong (0.3%)
Hutchison Whampoa Ltd. (Diversified) ++    4,000         27,686
Lai Sun Development Co., Ltd.
  (Real Estate Investment Trusts) ....    32,000         13,248
Li & Fung Ltd. (Commercial Services) .    40,000         40,106
                                                      ----------
Total Hong Kong                                          81,040
                                                      ----------

Indonesia (0.1%)
Bank International Indonesia (Banks) .    53,500         11,501
Putra Surya Multidana (Financial
  Services) +.........................    31,500         10,922
                                                      ----------
Total Indonesia                                          22,423
                                                      ----------

October 31, 1997
Crossroads
--------------------------------------------------------------------------------

                                        Number of       Market
                                         Shares         Value
                                        ---------     ----------

Ireland (0.3%)
Irish Life Plc (Insurance) ...........     7,185      $  37,831
Waterford Wedgewood
  (Home Furnishings and Appliances) ..    39,195         45,402
                                                      ----------
Total Ireland                                            83,233
                                                      ----------

Italy (0.9%)
Assicurazioni Generali (Insurance) ...     1,600         35,831
Credito Italiano (Banks) .............    10,000         26,714
La Rinascente S.p.A. (Retail) ........     6,600         49,007
Pirelli & Co. (Financial Services) ...    27,000         38,739
Telecom Italia S.p.A. (Utilities -
  Telephone) .........................    15,000         94,163
                                                      ----------
Total Italy                                             244,454
                                                      ----------

Japan (2.7%)
Bank of Tokyo-Mitsubishi (Banks) .....     2,000         26,108
Capcom Company
  (Computers and Office Equipment) ...     2,000         33,259
Dai Nippon Ink & Chemicals, Inc.
  (Chemicals) ........................    10,000         38,330
Daiichi Pharmaceutical
  (Pharmaceuticals) ..................     3,000         42,654
DDI Corp. (Utilities - Telephone) ....         5         16,712
Fuji Photo Film (Chemicals) ..........     1,000         36,252
Fujitec Co. Ltd.
  (Building Materials and
  Construction) ......................     4,000         34,256
Hoya Corp. (Medical Supplies) ........     1,000         34,755
Matsushita Kotobuki Electronics
  Industries (Electronics) ...........     1,000         31,097
Minebea Co. Ltd. (Electronics) .......     5,000         49,888
Mitsubishi Heavy Industries Ltd.
  (Aerospace and Defense) ............     7,000         34,398
Mitsubishi Trust & Banking Corp.
  (Banks) ............................     3,000         36,917
Sekisui Chemical Co. (Chemicals) .....     6,000         47,244
Sony Corp. (Electronics) .............       800         66,450
Takefuji Corp. (Banks) ...............     1,000         44,483
TDK Corp. (Electronics) ..............     1,000         82,980
West Japan Railway (Transportation) ..        16         56,007
                                                      ----------
Total Japan                                             711,790
                                                      ----------

Malaysia (0.0%)
Leader Universal Holdings Bhd
  (Diversified) ......................    20,000         12,179
                                                      ----------

Mexico (0.9%)
ALFA SA de C.V. (Diversified) ........     6,069         44,328
Cifra SA (Retail) ....................    25,000         43,943
Grupo Financiero Banamex Accival
  (Financial Services) +..............    13,000         25,938
Grupo Radio Centro SA
  (Media and Entertainment) ..........     2,800         35,700
Panamerican Beverages, Inc.
  (Foods and Beverages) ..............     2,800         86,800
                                                      ----------
Total Mexico                                            236,709
                                                      ----------

Netherlands (1.0%)
Akzo Nobel NV (Chemicals) ............       300         52,882


                                       Number of       Market
                                         Shares         Value
                                        ---------     ----------

Netherlands (continued)
Fortis Amev NV (Financial Services) ..       411      $  16,159
ING Groep NV (Banks) .................       937         39,349
Philips Electronics NV (Electronics) .       600         46,993
Vendex International NV (Retail) .....       900         49,157
VNU-Verenigde Nederlandse
  Uitgeversbedrijven Verenigd Bezit
  (Printing and Publishing) ..........     2,100         49,775
                                                      ----------
Total Netherlands                                       254,315
                                                      ----------

Norway (1.1%)
Det Sondenfjelds-Norske
  Dampskibsselskab (Oil and Gas) +....     1,900         42,611
Ocean Rig ASA (Oil and Gas) +.........    74,200         92,212
Saga Petroleum ASA, Class A (Oil and
  Gas) ...............................     2,400         46,967
SAS Norge ASA (Transportation) .......     2,500         42,139
Smedvig ASA (Oil and Gas) ............     1,000         29,426
Tomra Systems ASA (Paper and
  Containers) ........................     2,000         51,424
                                                      ----------
Total Norway                                            304,779
                                                      ----------

Singapore (0.3%)
Clipsal Industries Ltd. (Electrical
  Equipment) .........................    10,000         25,900
Jardine Matheson Holdings
  (Diversified) ......................     6,800         43,520
                                                      ----------
Total Singapore                                          69,420
                                                      ----------

Spain (0.4%)
Cortefiel SA (Retail) ................     1,400         50,083
Iberdrola SA (Utilities - Electric) ..     4,000         47,881
                                                      ----------
Total Spain                                              97,964
                                                      ----------

Sweden (0.5%)
Ericsson ADR (Telecommunications) ....     1,100         48,675
Frontec AB (Computer Software) +......     2,800         24,879
Oxigene, Inc. (Pharmaceuticals) +.....       900         17,557
Skandia Forsakrings AB (Insurance) ...     1,100         51,442
                                                      ----------
Total Sweden                                            142,553
                                                      ----------

Switzerland (0.7%)
Credit Suisse Group (Banks) ..........       300         42,377
Georg Fischer AG (Machinery and
  Equipment) .........................        20         26,726
Kuoni Reisen AG (Commercial Services)         12         45,546
Novartis AG Registered Shares
  (Health Services) ..................        30         47,114
Roche Holding AG (Pharmaceuticals)++..         4         35,248
                                                      ----------
Total Switzerland                                       197,011
                                                      ----------

United Kingdom (2.1%)
Bank of Scotland (Banks) .............     5,300         43,727
Barclays Plc (Financial Services) ....     1,019         25,512
Boots Co. Plc (Retail) ...............     4,200         60,147
Glaxo Wellcome Plc (Pharmaceuticals) .     2,021         43,312
Granada Group Plc (Diversified) ......     5,013         69,100
Iona Technologies Plc, ADR
  (Consumer Products) +...............     2,000         31,625


16  See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

                                       Number of       Market
                                         Shares         Value
                                        ---------     ----------

United Kingdom (continued)
Pearson Plc (Printing and Publishing)      4,000      $  52,319
Shell Transport & Trading Co. (Oil
  and Gas) ...........................     6,600         46,788
Tomkins Plc (Diversified) ............     9,200         47,208
Unilever Plc (Consumer Products) .....     4,500         33,504
Vodafone Group Plc
  (Telecommunications) ...............     8,500         46,324
Williams Plc (Machinery and
  Equipment) .........................     7,700         46,225
                                                      ----------
Total United Kingdom                                    545,791
                                                      ----------

Venezuela (0.1%)
Compania Anonima Nacional Telefonos
  de Venezuela (Utilities -
  Telephone) .........................       900         39,375
                                                      ----------

Total Foreign Common Stocks                           4,573,326
                                                      ----------

Total Common Stocks (cost $13,506,488)               15,599,730
                                                      ----------

PREFERRED STOCKS (0.1%)
Germany (0.1%)
Henkel KGAA (Chemicals) ..............       500         26,000
                                                      ----------

Total Preferred Stocks (cost $26,274)                    26,000
                                                      ----------

                                        Principal
                                         Amount
                                        ---------

LONG-TERM BONDS AND NOTES (31.4%)
U.S. Government Obligations (24.4%)
U.S. Treasury Bond, 6.63%, 02/15/27...   $250,000       265,077
U.S. Treasury Note, 5.88%, 02/15/00...    500,000       502,187
U.S. Treasury Note, 6.50%, 05/31/02...    300,000       308,718
U.S. Treasury Note, 6.50%, 10/15/06...  2,050,000     2,132,647
U.S. Treasury Note, 7.50%, 10/31/99...  1,800,000     1,862,437
U.S. Treasury Note, 7.50%, 11/15/01...  1,325,000     1,407,398
                                                      -----------
Total U.S. Government Obligations (cost
  $6,305,093)                                         6,478,464
                                                      -----------
Corporate Bonds (7.0%)
American Re Corp., 7.45%, 12/15/26....    300,000       320,913
Echostar Communications, 0.00%,
  06/01/04............................    150,000       133,500
Ford Motor Credit Corp., 6.63%,
  06/30/03............................    300,000       302,699
Korea Development Bank, 7.12%,
  09/17/01............................    150,000       148,365
Raytheon Co., 6.45%, 08/15/02.........    300,000       302,437
Skanidinavinska Enskilda Bank, 6.78%,
  06/29/49............................    100,000       101,250
Tenet Healthcare Corp., 7.88%,
  01/15/03............................    250,000       255,084
Time Warner, Inc., 9.13%, 01/15/13....    250,000       294,888
                                                      ----------
Total Corporate Bonds (cost $1,814,939)               1,859,136
                                                      ----------
Total Long-Term Bonds and Notes (cost $8,120,032)     8,337,600
                                                      -----------


                                        Principal        Market
                                         Amount           Value
                                        ---------     ----------

SHORT-TERM INVESTMENTS (13.5%)
Dakota Certificates - Standard Credit
  Card Master Trust, Comm. Paper,
  5.62%, 11/06/97.....................  $ 502,000     $ 501,765
Federal Home Loan Bank, Disc. Note,
  5.60%, 11/03/97.....................  2,142,000     2,142,000
Jefferson Smurfit Finance Corp.,
  Comm. Paper, 5.55%, 11/14/97........    500,000       499,152
U.S. Treasury Bill, Time Deposit,
  5.17%, 02/05/98@....................    450,000       444,029
                                                      ----------
Total Short-Term Investments (cost
  $3,586,848)                                         3,586,946
                                                      ----------

TOTAL INVESTMENTS (cost $25,239,642)(a)               27,550,276

Other assets less liabilities                           (975,768)
                                                      ----------

Total Net Assets                                     $26,574,508
                                                      ==========

Notes to Portfolio of Investments

(a) The cost of investments for federal income tax purposes amounts to $25,262,683. Unrealized gains and losses, based on identified tax cost at October 31, 1997, are as follows:

Unrealized gains .....................                $2,890,611
Unrealized losses ....................                  (603,018)
                                                      ----------
  Net unrealized gain ................                $2,287,593
                                                      ==========

+  Non-income producing security.

++ Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors.

@ Security pledged to cover initial margin requirements on open futures contracts at October 31, 1997.

Category percentages are based on net assets.

Information concerning open futures contracts at October 31, 1997 is shown below:

                      No. of     Initial   Expiration Unrealized
                     Contracts    Value      Date     Gain/(Loss)
                     ---------  ---------- ---------- -----------
  Long Contracts
-------------------
Canadian Bond
  Future .........      1       $  85,050   Dec 97    $    3,144
Long-Term German
  Government Bond
  Future .........      3         418,802   Dec 97         5,578
French Notional
  Bond Future ....      1          83,276   Dec 97          (139)
Swiss Government
  Bond Future ....      2         161,305   Dec 97           931

 Short Contracts
-------------------
Russell 2000
  Index Future ...      4        (904,600)  Dec 97        32,100
                                ----------            -----------
                                $(156,167)            $   41,614
                                ==========            ===========


                                           See Notes to Financial Statements. 17

Portfolio of Investments
October 31, 1997
Legacy
--------------------------------------------------------------------------------


                                       Number of       Market
                                         Shares         Value
                                        ---------     ----------

COMMON STOCKS (39.4%)

United States (26.0%)

Aerospace and Defense (0.0%)
Gencorp, Inc..........................       100      $   2,444
Gulfstream Aerospace Corp.+...........       100          2,900
Newport News Shipbuilding, Inc........       100          2,150
                                                      ----------
                                                          7,494
                                                      ----------

Auto Parts and Accessories (0.0%)
Arvin Industries, Inc.................       100          3,744
                                                      ----------

Autos and Auto Equipment (0.8%)
Borg Warner Automotive, Inc...........       100          5,450
Chrysler Corp.........................       400         14,100
Excel Industries, Inc.................     2,200         39,188
Ford Motor Co.........................       400         17,475
General Motors Corp...................       200         12,838
Westinghouse Air Brake Co.............     2,100         52,106
                                                      ----------
                                                        141,157
                                                      ----------

Banks (1.0%)
AmSouth Bancorporation................       100          4,806
Centura Banks, Inc....................       400         23,150
City National Corp....................       100          3,006
Dime Bancorp, Inc.....................       200          4,800
Firstfed Financial Corp.+.............     1,000         35,000
Golden West Financial Corp............       100          8,675
Imperial Bancorp+.....................       400         17,450
North Fork Bancorp, Inc...............       200          5,888
Southtrust Corp.......................       100          4,800
State Street Corp.....................       100          5,575
USBANCORP, Inc........................     1,000         64,999
                                                      ----------
                                                        178,149
                                                      ----------

Building Materials and Construction (1.4%)
Centex Construction Products, Inc.....       400         12,400
Centex Corp...........................       200         11,700
Continental Homes Holding Corp........     1,400         42,175
Florida Rock Industries, Inc..........       900         49,500
Lone Star Industries, Inc.............       900         49,444
National Steel Corp., Class B+........     1,200         19,800
Southdown, Inc........................       100          5,538
Texas Industries, Inc.................       400         18,975
Tredegar Industries, Inc..............       800         55,899
USG Corp.+............................       100          4,719
                                                      ----------
                                                        270,150
                                                      ----------

Chemicals (0.1%)
Lyondell Petrochemical Co.............       200          5,125
Sybron Chemicals, Inc.+...............       200          6,400
                                                      ----------
                                                         11,525
                                                      ----------

Commercial Services (0.4%)
ACNielsen Corp.+......................       200          4,575
ADVO, Inc.+...........................     2,400         53,849


                                       Number of       Market
                                         Shares         Value
                                        ---------     ----------

Commercial Services (continued)
Galileo International, Inc.+..........       100      $   2,513
Mail-Well, Inc.+......................       300         10,388
Ogden Corp............................       200          5,050
Quintiles Transnational Corp.+........       100          7,250
                                                      ----------
                                                         83,625
                                                      ----------

Computer Software (0.7%)
BMC Software, Inc.+...................       100          6,038
CHS Electronics, Inc.+................       450         10,997
Computer Learning Centers, Inc.+......     1,000         45,250
Computer Task Group, Inc..............       600         16,950
Cybermedia, Inc.+.....................       200          5,950
Microsoft Corp.+......................       300         39,000
Symantec Corp.+.......................       200          4,375
                                                      ----------
                                                        128,560
                                                      ----------

Computers and Office Equipment (1.2%)
Compaq Computer Corp.+................     1,500         95,624
Dell Computer Corp.+..................     1,000         80,124
HBO & Co..............................       100          4,350
Herman Miller, Inc....................       100          4,888
Moore Corp. Ltd.......................       600          9,713
Quantum Corp.+........................       200          6,325
Sun Microsystems, Inc.+...............       300         10,275
Virco Manufacturing Corp..............       400          9,600
                                                      ----------
                                                        220,899
                                                      ----------

Consumer Products (0.3%)
Herbalife International, Inc..........     1,300         32,500
Pilgrim's Pride Corp..................     1,000         13,125
Procter & Gamble Co...................       100          6,800
                                                      ----------
                                                         52,425
                                                      ----------

Diversified (0.1%)
Aeroquip-Vickers, Inc.................       200         10,413
ITT Industries, Inc...................       200          6,313
                                                      ----------
                                                         16,726
                                                      ----------

Electrical Equipment (0.3%)
C & D Technologies, Inc...............     1,100         48,400
                                                      ----------

Electronics (1.0%)
Applied Materials, Inc.+..............       300         10,013
Cellstar Corp.+.......................     1,600         54,299
Intel Corp............................       300         23,100
KLA Instruments Corp.+................       300         13,181
National Semiconductor Corp.+.........       100          3,600
Technitrol, Inc.......................     1,000         30,875
Texas Instruments, Inc................       100         10,669
VLSI Technology, Inc.+................     1,300         38,513
                                                      ----------
                                                        184,250
                                                      ----------

Financial Services (1.7%)
Ahmanson (H. F.) & Co.................     1,100         64,899
Bankers Trust New York Corp...........       200         23,600


18  See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                                       Number of       Market
                                         Shares         Value
                                        ---------     ----------

United States (continued)

Financial Services (continued)
Bear Stearns Co., Inc.................       145      $   5,755
Chase Manhattan Corp..................       100         11,538
Donaldson, Lufkin & Jenrette, Inc.....       100          7,025
E Trade Group, Inc.+..................       300          9,263
Edwards (A.G.), Inc...................       100          3,281
FIRSTPLUS Financial Group, Inc.+......     1,000         54,999
Lehman Brothers Holdings, Inc.........       100          4,706
Merrill Lynch & Co., Inc..............       200         13,525
Money Store, Inc. (The)...............       100          2,838
Morgan Stanley, Dean Witter,
  Discover & Co.......................       265         12,985
Paine Webber Group, Inc...............       100          4,419
Parkway Properties, Inc...............       400         13,600
SunAmerica, Inc.......................       150          5,391
Trans Financial, Inc..................     1,400         44,800
Travelers Group, Inc..................       300         21,000
WSFS Financial Corp.+.................       700         12,600
                                                      ----------
                                                        316,224
                                                      ----------

Foods and Beverages (0.4%)
Dean Foods Co.........................       100          4,731
Earthgrains Co........................       400         16,450
Kroger Co. (The)+.....................     1,800         58,724
                                                      ----------
                                                         79,905
                                                      ----------

Health Services (0.1%)
Beverly Enterprises+..................       700         10,456
Wellpoint Health Networks, Inc.+......       100          4,575
                                                      ----------
                                                         15,031
                                                      ----------

Home Furnishings and Appliances (0.4%)
Carlisle Co., Inc.....................       100          4,325
Ethan Allen Interiors, Inc............     1,400         49,613
Standard Pacific Corp.................       200          2,175
Stanley Furniture Co., Inc.+..........       600         14,850
                                                      ----------
                                                         70,963
                                                      ----------

Hotels and Restaurants (0.2%)
Foodmaker, Inc.+......................     2,600         42,738
                                                      ----------

Insurance (1.2%)
Allstate Corp.........................       200         16,588
American Bankers Insurance Group......       500         18,688
Conseco, Inc..........................       200          8,725
Delphi Financial Group, Inc.+.........       300         12,375
Equitable Co., Inc....................       500         20,594
Everest Re Holdings, Inc..............       100          3,763
Financial Security Assurance
  Holdings Ltd........................     1,000         43,500
John Alden Financial Corp.............       600         16,463
Loews Corp............................       100         11,169
Old Republic International Corp.......       100          3,575
Reliance Group Holdings, Inc..........       100          1,263
RLI Corp..............................       400         16,600


                                       Number of       Market
                                         Shares         Value
                                        ---------     ----------

Insurance (continued)
Torchmark Corp........................       300      $  11,963
Vesta Insurance Group, Inc............       600         34,875
                                                      ----------
                                                        220,141
                                                      ----------

Machinery and Equipment (0.5%)
Caterpillar, Inc......................       200         10,250
Manitowoc Co., Inc. (The).............     1,350         40,922
Parker-Hannifin Corp..................       100          4,181
Terex Corp.+..........................     2,200         46,338
                                                      ----------
                                                        101,691
                                                      ----------

Media and Entertainment (0.1%)
Midway Games, Inc.+...................     1,200         25,125
                                                      ----------

Medical Supplies (0.3%)
Maxxim Medical, Inc.+.................       400          8,950
Perrigo Co.+..........................       300          4,613
Safeskin Corp.+.......................       100          4,538
Spine-Tech, Inc.+.....................       500         15,563
Vivus, Inc.+..........................       900         23,738
                                                      ----------
                                                         57,402
                                                      ----------

Metals and Mining (0.9%)
AK Steel Holding Corp.................       100          4,213
Schnitzer Steel Industries, Inc.......     1,300         37,863
Timken Co.............................     3,000        100,499
Titanium Metals Corp.+................       800         25,000
                                                      ----------
                                                        167,575
                                                      ----------

Oil and Gas (2.4%)
Ashland, Inc..........................       100          4,769
Belco Oil & Gas Corp.+................     2,000         43,250
Clayton Williams Energy, Inc.+........     2,800         38,500
Cliffs Drilling Co.+..................     1,000         72,687
Input/Output, Inc.+...................       100          2,681
Kerr-Mcgee Corp.......................       200         13,513
Marine Drilling Co., Inc.+............     1,600         47,400
Occidental Petroleum Corp.............       500         13,938
Oryx Energy Co.+......................       300          8,269
Phillips Petroleum Co.................     1,100         53,213
SEACOR SMIT Holdings+.................       900         58,612
Tesoro Petroleum Corp.+...............       800         13,000
Texaco, Inc...........................       200         11,388
Tidewater, Inc........................       100          6,569
Union Texas Petroleum Holdings, Inc...       200          4,550
USX-Marathon Group....................       600         21,450
Veritas DGC, Inc.+....................       900         36,844
                                                      ----------
                                                        450,633
                                                      ----------

Paper and Containers (0.3%)
Fort James Corp.......................       137          5,437
Schweitzer-Mauduit International, Inc.     1,000         42,125
                                                      ----------
                                                         47,562
                                                      ----------

October 31, 1997
Legacy
--------------------------------------------------------------------------------


                                       Number of       Market
                                         Shares         Value
                                        ---------     ----------

United States (continued)

Pharmaceuticals (0.1%)
Agouron Pharmaceuticals, Inc.+........       100      $   4,563
Dura Pharmaceuticals, Inc.+...........       100          4,838
Immunex Corp.+........................       100          6,400
Rexall Sundown, Inc.+.................       200          4,375
Watson Pharmaceuticals, Inc.+.........       200          6,350
                                                      ----------
                                                         26,526
                                                      ----------

Printing and Publishing (0.8%)
Big Flower Press Holdings, Inc.+......     1,200         26,400
Central Newspapers, Inc., Class A.....       100          6,569
McClatchy Newspapers, Inc.............     1,425         46,758
Thomas Nelson, Inc....................     1,100         12,788
Valassis Communications, Inc.+........     1,900         56,049
                                                      ----------
                                                        148,564
                                                      ----------

Real Estate Investment Trusts (6.5%)
American Residential Investment
  Trust, Inc..........................       200          3,063
Apartment Investment & Management Co..     1,500         53,156
Arden Realty Group, Inc...............     1,000         30,500
Brandywine Realty Trust...............     1,000         23,438
CALI Realty Corp......................       500         20,250
Capstone Capital Trust, Inc...........     4,300        101,587
Colonial Properties Trust.............     1,100         31,213
Crescent Real Estate Equities, Inc....     1,300         46,800
Developers Diversified Realty Corp....     1,000         39,500
Duke Realty Investments, Inc..........     3,100         69,749
Eastgroup Properties, Inc.............     1,900         38,000
Equity Inns, Inc......................     1,300         20,475
Equity Residential Properties Trust...     1,000         50,500
Essex Property Trust, Inc.............     1,400         47,950
Evans Withycombe Residential, Inc.....       300          7,575
Felcor Suite Hotels, Inc..............       100          3,663
Glenborough Realty Trust, Inc.........     2,300         58,937
Glimcher Realty Trust.................       500         11,094
Health Care REIT, Inc.................     1,600         41,700
Home Properties of New York, Inc......       500         13,625
Imperial Credit Commercial Mortgage
  Investment Corp.+...................       100          1,650
Innkeepers USA Trust..................     4,900         81,768
JDN Realty Corp.......................     2,500         85,312
Kimco Realty Corp.....................     3,450        110,399
Lexington Corporate Properties, Inc...       200          3,025
Oasis Residential, Inc................     3,200         71,599
Prime Retail, Inc.....................       500          7,469
Regency Realty Corp...................     1,400         36,050
SL Green Realty Corp.+................       200          5,013
Sovran Self Storage, Inc..............       800         23,500
Spieker Properties, Inc...............     1,200         46,950
Starwood Lodging Trust................       600         35,888
Tower Realty Trust, Inc.+.............       201          5,064
                                                      ----------
                                                      1,226,462
                                                      ----------


                                       Number of       Market
                                         Shares         Value
                                        ---------     ----------

Retail (1.6%)
Ames Department Stores, Inc.+.........     4,400      $  68,474
Damark International, Inc.+...........     1,100         12,788
Dayton Hudson Corp....................       200         12,563
Fingerhut Companies, Inc..............       100          2,213
Funco, Inc.+..........................     2,400         49,200
Koger Equity, Inc.....................     1,100         23,788
Payless ShoeSource, Inc.+.............       100          5,575
Ross Stores, Inc......................     1,700         63,537
Russ Berrie & Co., Inc................       700         19,075
TJX Companies, Inc....................     1,600         47,400
                                                      ----------
                                                        304,613
                                                      ----------

Transportation (0.6%)
Airborne Freight Corp.................       100          6,338
CNF Transportation, Inc...............       100          4,463
Continental Airlines, Inc., Class B+..       100          4,325
CSX Corp..............................       200         10,938
Trico Marine Services, Inc.+..........     1,100         40,425
U.S. Freightways Corp.................       100          3,238
UAL Corp.+............................       100          8,763
Yellow Corp.+.........................     1,300         35,669
                                                      ----------
                                                        114,159
                                                      ----------

Utilities - Electric (0.0%)
MDU Resources Group, Inc..............       300          8,513
                                                      ----------

Utilities - Oil and Gas (0.4%)
Energen Corp..........................     1,200         43,425
NUI Corp..............................     1,500         33,844
                                                      ----------
                                                         77,269
                                                      ----------

Utilities - Telephone (0.2%)
Premiere Technologies, Inc.+..........     1,000         34,000
                                                      ----------

Total United States                                   4,882,200
                                                      ----------
Foreign Common Stocks (13.4%)
Argentina (0.2%)
Banco de Galicia y Buenos Aires SA
  (Banks) +...........................     1,500         36,352
                                                      ----------

Australia (0.5%)
Goodman Fielder Ltd. (Foods and
  Beverages) .........................    20,373         31,306
Santos Ltd. (Oil and Gas) ............     4,700         21,666
Westpac Banking Corp. Ltd. (Banks) ...     3,600         21,011
Woolworth Ltd. (Foods and Beverages) .     7,262         23,495
                                                      ----------
Total Australia                                          97,478
                                                      ----------
Austria (0.1%)
VA Technologie AG (Commercial
  Services) ..........................       100         17,773
                                                      ----------

Belgium (0.3%)
G.I.B. Holdings Ltd. (Retail) ........       400         20,277
Societe Generale De Belgique
  (Financial Services) ...............       300         27,205
                                                      ----------
Total Belgium                                            47,482
                                                      ----------


20  See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

                                       Number of       Market
                                         Shares         Value
                                        ---------     ----------

Brazil (0.2%)
Telecomunicacoes Brasileiras SA
  (Utilities - Telephone) ............       300      $  30,450
Unibanco Brasileiros SA (Financial
  Services) +.........................       600         16,350
                                                      ----------
Total Brazil                                             46,800
                                                      ----------
Canada (0.3%)
Canadian National Railway Co.
  (Transportation) ...................       500         26,969
Petro-Canada (Oil and Gas) ...........     1,800         37,048
                                                      ----------
Total Canada                                             64,017
                                                      ----------
Chile (0.1%)
Cia. de Telecomuncaciones de Chile
  (Utilities - Telephone) ............       700         19,425
                                                      ----------
Denmark (0.4%)
Bang & Olufsen Holding Co.
  (Electronics) ......................       400         24,424
Carli Gry International A/S (Apparel)        500         24,732
Novo-Nordisk A/S (Pharmaceuticals) ...       200         21,676
                                                      ----------
Total Denmark                                            70,832
                                                      ----------
Finland (0.4%)
Huhtamaki Group (Diversified) ........       800         32,977
Rautaruukki Oy (Metals and Mining) ...     2,500         23,465
UPM-Kymmene Corp. (Paper and
  Containers) ........................     1,000         22,275
                                                      ----------
Total Finland                                            78,717
                                                      ----------
France (1.3%)
Accor SA (Hotels and Restaurants) ....       200         37,317
Alcatel Alsthom (Telecommunications) .       200         24,183
Credit Commercial de France (Banks) ..       500         28,388
Elf Aquitaine SA (Oil and Gas) .......       300         37,213
France Telecom SA
  (Telecommunications) +..............       800         30,340
Gemini Sogeti SA (Insurance) .........       300         23,871
Lafarge SA
  (Building Materials and
  Construction) ......................       300         18,784
Schneider SA (Machinery and
  Equipment) .........................       500         26,755
Union des Assurances Federales
  (Insurance) ........................       100         11,206
                                                      ----------
Total France                                            238,057
                                                      ----------
Germany (0.8%)
Adidas AG (Apparel) ..................       300         43,488
Bayerische Hypotheken-und
  Wechsel-Bank AG (Banks) ............       800         33,234
Gehe AG (Health Services) ............       400         20,916
Metro AG (Retail) ....................       720         31,709
SGL Carbon AG (Chemicals) ............       200         28,121
                                                      ----------
Total Germany                                           157,468
                                                      ----------
Hong Kong (0.3%)
Hutchison Whampoa Ltd. (Diversified) ++    3,000         20,765
Lai Sun Development Co., Ltd.
  (Real Estate Investment Trusts) ....    27,000         11,178
Li & Fung Ltd. (Commercial Services) .    24,000         24,064
                                                      ----------
Total Hong Kong                                          56,007
                                                      ----------


                                       Number of       Market
                                         Shares         Value
                                        ---------     ----------

Indonesia (0.1%)
Bank International Indonesia (Banks) .    27,000      $   5,804
Putra Surya Multidana (Financial
  Services) +.........................    16,000          5,548
                                                      ----------
Total Indonesia                                          11,352
                                                      ----------
Ireland (0.2%)
Irish Life Plc (Insurance) ...........     5,133         27,026
Waterford Wedgewood
  (Home Furnishings and Appliances) ..    15,246         17,660
                                                      ----------
Total Ireland                                            44,686
                                                      ----------
Italy (0.6%)
Credito Italiano (Banks) .............    10,000         26,714
La Rinascente S.p.A. (Retail) ........     4,000         29,702
Pirelli & Co. (Financial Services) ...    20,000         28,696
Telecom Italia S.p.A. (Utilities -
  Telephone) .........................     5,000         31,388
                                                      ----------
Total Italy                                             116,500
                                                      ----------
Japan (1.7%)
Bank of Tokyo-Mitsubishi (Banks) .....     1,000         13,054
Dai Nippon Ink & Chemicals, Inc.
  (Chemicals) ........................     6,000         22,998
Daiichi Pharmaceutical
  (Pharmaceuticals) ..................     2,000         28,436
DDI Corp. (Utilities - Telephone) ....         4         13,370
Fujitec Co. Ltd.
  (Building Materials and
  Construction) ......................     3,000         25,692
Hoya Corp. (Medical Supplies) ........     1,000         34,755
Matsushita Kotobuki Electronics
  Industries (Electronics) ...........     1,000         31,097
Minebea Co. Ltd. (Electronics) .......     3,000         29,933
Mitsubishi Heavy Industries Ltd.
  (Aerospace and Defense) ............     3,000         14,742
Mitsubishi Trust & Banking Corp.
  (Banks) ............................     2,000         24,611
Sekisui Chemical Co. (Chemicals) .....     3,000         23,622
Sony Corp. (Electronics) .............       300         24,919
West Japan Railway (Transportation) ..        10         35,005
                                                      ----------
Total Japan                                             322,234
                                                      ----------
Malaysia (0.1%)
Leader Universal Holdings Bhd
  (Diversified) ......................    20,000         12,179
                                                      ----------
Mexico (0.7%)
ALFA SA de C.V. (Diversified) ........     3,386         24,731
Cifra SA (Retail) ....................    15,000         26,366
Grupo Financiero Banamex Accival
  (Financial Services) +..............     8,000         15,962
Grupo Radio Centro SA
  (Media and Entertainment) ..........     1,700         21,675
Panamerican Beverages, Inc.
  (Foods and Beverages) ..............     1,400         43,400
                                                      ----------
Total Mexico                                            132,134
                                                      ----------
Netherlands (0.8%)
Akzo Nobel NV (Chemicals) ............       200         35,255
ING Groep NV (Banks) .................       526         22,089

October 31, 1997
Legacy
--------------------------------------------------------------------------------

                                       Number of       Market
                                         Shares         Value
                                        ---------     ----------

Netherlands (continued)
Philips Electronics NV (Electronics) .       500      $  39,161
Vendex International NV (Retail) .....       500         27,309
VNU-Verenigde Nederlandse
  Uitgeversbedrijven Verenigd Bezit
  (Printing and Publishing) ..........     1,300         30,813
                                                      ----------
Total Netherlands                                       154,627
                                                      ----------
Norway (0.6%)
Det Sondenfjelds-Norske
  Dampskibsselskab (Oil and Gas) +....     1,200         26,912
Ocean Rig ASA (Oil and Gas) +.........    43,750         54,369
SAS Norge ASA (Transportation) .......     2,000         33,711
                                                      ----------
Total Norway                                            114,992
                                                      ----------
Singapore (0.2%)
Clipsal Industries Ltd. (Electrical
  Equipment) .........................     7,000         18,130
Jardine Matheson Holdings
  (Diversified) ......................     3,600         23,040
                                                      ----------
Total Singapore                                          41,170
                                                      ----------
Spain (0.3%)
Cortefiel SA (Retail) ................       800         28,619
Iberdrola SA (Utilities - Electric) ..     2,200         26,335
                                                      ----------
Total Spain                                              54,954
                                                      ----------
Sweden (0.4%)
Ericsson ADR (Telecommunications) ....       700         30,975
Frontec AB (Computer Software) +......     2,000         17,771
Oxigene, Inc. (Pharmaceuticals) +.....       600         11,705
Skandia Forsakrings AB (Insurance) ...       400         18,706
                                                      ----------
Total Sweden                                             79,157
                                                      ----------
Switzerland (0.7%)
Credit Suisse Group (Banks) ..........       200         28,252
Kuoni Reisen AG (Commercial Services)         10         37,955
Novartis AG Registered Shares
  (Health Services) ..................        20         31,410
Roche Holding AG (Pharmaceuticals)++..         3         26,436
                                                      ----------
Total Switzerland                                       124,053
                                                      ----------
United Kingdom (1.9%)
Bank of Scotland (Banks) .............     6,200         51,152
Barclays Plc (Financial Services) ....         8            200
Boots Co. Plc (Retail) ...............     2,600         37,234
Glaxo Wellcome Plc (Pharmaceuticals) .     1,415         30,325
Granada Group Plc (Diversified) ......     3,010         41,490
Pearson Plc (Printing and Publishing)      1,500         19,620
Shell Transport & Trading Co. (Oil
  and Gas) ...........................     9,900         70,181
Tomkins Plc (Diversified) ............     5,700         29,248
Unilever Plc (Consumer Products) .....     2,500         18,614
Vodafone Group Plc
  (Telecommunications) ...............     5,200         28,340
Williams Plc (Machinery and
  Equipment) .........................     4,800         28,816
                                                      ----------
Total United Kingdom                                    355,220
                                                      ----------


                                        Number of       Market
                                         Shares         Value
                                        ---------     ----------

Venezuela (0.2%)
Compania Anonima Nacional Telefonos
  de Venezuela (Utilities -
  Telephone) .........................       700      $  30,625
                                                      ----------
Total Foreign Common Stocks                           2,524,291
                                                      ----------

Total Common Stocks (cost $6,538,959)                 7,406,491
                                                      ----------

PREFERRED STOCKS (0.1%)
Germany (0.1%)
Henkel KGAA (Chemicals) ..............       500         26,000
                                                      ----------

Total Preferred Stocks (cost $26,274)                    26,000
                                                      ----------

                                        Principal
                                         Amount
                                        ---------

LONG-TERM BONDS AND NOTES (47.7%)
U.S. Government Obligations (37.5%)
U.S. Treasury Bond, 6.63%, 02/15/27...  $ 250,000       265,077
U.S. Treasury Note, 5.88%, 02/15/00...    250,000       251,093
U.S. Treasury Note, 6.50%, 05/31/02...    500,000       514,531
U.S. Treasury Note, 6.50%, 10/15/06...  1,500,000     1,560,473
U.S. Treasury Note, 6.88%, 05/15/06...    500,000       532,031
U.S. Treasury Note, 7.50%, 10/31/99...  2,600,000     2,690,188
U.S. Treasury Note, 7.50%, 11/15/01...  1,160,000     1,232,137
                                                     ----------
Total U.S. Government Obligations (cost
  $6,888,132)                                         7,045,530
                                                     ----------
Corporate Bonds (10.2%)
American Re Corp., 7.45%, 12/15/26....   400,000        427,885
Ford Motor Credit Corp., 6.63%,
  06/30/03............................   300,000        302,699
Korea Development Bank, 7.12%,
  09/17/01............................   200,000        197,820
Raytheon Co., 6.45%, 08/15/02.........   300,000        302,437
Skanidinavinska Enskilda Bank, 6.78%,
  06/29/49............................   100,000        101,249
Tenet Healthcare Corp., 7.88%,
  01/15/03............................   175,000        178,559
Time Warner, Inc., 9.13%, 01/15/13....   350,000        412,843
                                                     ----------
Total Corporate Bonds (cost $1,873,952)               1,923,492
                                                     ----------
Total Long-Term Bonds and Notes (cost $8,762,084)     8,969,022
                                                     -----------

SHORT-TERM INVESTMENTS (14.5%)
Dakota Certificates - Standard Credit
  Card Master Trust, Comm. Paper,
  5.62%, 11/06/97.....................    397,000        396,814
Federal Home Loan Bank, Disc. Note,
  5.60%, 11/03/97.....................  1,429,000      1,429,000
Jefferson Smurfit Finance Corp.,
  Comm. Paper, 5.55%, 11/25/97........    500,000        498,304
U.S. Treasury Bill, Time Deposit,
  5.17%, 02/05/98@....................    400,000        394,692
                                                      ----------
Total Short-Term Investments (cost $2,718,723)         2,718,810
                                                      ----------
TOTAL INVESTMENTS (cost $18,046,040)(a)               19,120,323

Other assets less liabilities                           (326,818)
                                                      ----------
Total Net Assets                                     $18,793,505
                                                      ==========


22  See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------


Notes to Portfolio of Investments

(a) The cost of investments for federal income tax purposes amounts to $18,047,692. Unrealized gains and losses, based on identified tax cost at October 31, 1997, are as follows:

Unrealized gains .....................                $1,435,589
Unrealized losses ....................                  (362,958)
                                                      ----------
  Net unrealized gain ................                $1,072,631
                                                      ==========

+  Non-income producing security.

++ Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors.

@ Security pledged to cover initial margin requirements on open futures contracts at October 31, 1997.

Category percentages are based on net assets.

Information concerning open futures contracts at October 31, 1997 is shown below:
                      No. of     Initial   Expiration Unrealized
                     Contracts    Value      Date     Gain/(Loss)
                     ---------  ---------- ---------- -----------
  Long Contracts
-------------------
Canadian Bond
  Future .........      1       $  85,050   Dec 97    $    3,144
Long-Term German
  Government Bond
  Future .........      3         418,802   Dec 97         5,578
French Notional
  Bond Future ....      1          83,276   Dec 97          (139)
Swiss Government
  Bond Future ....      1          80,653   Dec 97           465

 Short Contracts
-------------------
Russell 2000
  Index Future ...      1        (226,150)  Dec 97         8,025
                                ----------            -----------
                                $ 441,631             $   17,073
                                ==========            ===========


                                          See Notes to Financial Statements.  23

Aetna Generation Funds
Statements of Assets and Liabilities
October 31, 1997
-------------------------------------------------------------------------------

                                                                           Ascent              Crossroads              Legacy
                                                                         -----------           -----------          -----------
Assets:
Investments, at market value .......................................     $29,603,201           $27,550,276          $19,120,323
Cash ...............................................................          28,908                69,722               98,341
Cash denominated in foreign currencies .............................         105,699                51,488              146,059
Receivable for:
    Dividends and interest .........................................          68,587               126,464              132,304
    Investments sold ...............................................         143,989                96,364               42,994
    Fund shares sold ...............................................          20,826                11,000                6,501
    Recoverable foreign taxes ......................................           5,388                 4,334                3,253
    Reimbursement from Investment Adviser ..........................           8,429                 4,463                5,376
Prepaid expenses ...................................................             525                   505                  407
Gross unrealized gain on forward foreign currency exchange
      contracts ....................................................          12,153                 9,440                5,619
                                                                         ------------          ------------         ------------
         Total assets ..............................................      29,997,705            27,924,056           19,561,177
                                                                         ------------          ------------         ------------
Liabilities:
Payable for:
    Investments purchased ..........................................       1,238,971               864,099              432,864
    Fund shares redeemed ...........................................         377,592               353,115              239,468
    Variation margin ...............................................          12,428                17,191                3,453
    Other liabilities ..............................................          85,103                85,191               70,530
Gross unrealized loss on forward foreign currency exchange
       contracts ...................................................          38,981                29,952               21,357
                                                                         ------------          ------------         ------------
         Total liabilities .........................................       1,753,075             1,349,548              767,672
                                                                         ------------          ------------         ------------
  NET ASSETS .......................................................     $28,244,630           $26,574,508          $18,793,505
                                                                         ============          ============         ============
Net assets represented by:
Paid-in capital ....................................................     $19,118,129           $19,685,103          $14,506,075
Net unrealized gain on investments, open futures contracts and
       foreign currency related transactions........................       3,002,971             2,325,942            1,075,790
Undistributed net investment income ................................         639,928               713,418              681,957
Accumulated net realized gain on investments .......................       5,483,602             3,850,045            2,529,683
                                                                         ------------          ------------         ------------
  NET ASSETS .......................................................     $28,244,630           $26,574,508          $18,793,505
                                                                         ============          ============         ============
Capital Shares, $.001 par value:
Select Class:
    Outstanding ....................................................       1,889,777             1,959,083            1,507,130
    Net Assets .....................................................     $27,359,025           $26,027,592          $18,312,581
    Net Asset Value, offering and redemption price per share (net
      assets divided by shares outstanding) ........................     $     14.48           $     13.29          $     12.15
Adviser Class:
    Outstanding ....................................................          61,421                41,378               39,773
    Net Assets .....................................................     $   885,605           $   546,916          $   480,924
    Net Asset Value, offering and redemption price per share (net
      assets divided by shares outstanding) ........................     $     14.42           $     13.22          $     12.09

Cost of investments ................................................     $26,600,887           $25,239,642          $18,046,040
Cost of cash denominated in foreign currencies .....................     $   108,477           $    54,682          $   146,203

See Notes to Financial Statements.

Aetna Generation Funds
Statements of Operations
Year ended October 31, 1997
--------------------------------------------------------------------------------

                                                                        Ascent             Crossroads            Legacy
                                                                      -----------          ----------          -----------
Investment Income:
Dividends .....................................................        $  455,755           $  337,918          $  188,821
Interest ......................................................           329,237              534,354             645,971
                                                                       -----------          -----------         -----------
                                                                          784,992              872,272             834,792
Foreign taxes withheld on dividends............................           (10,193)              (8,759)             (5,126)
                                                                       -----------          -----------         -----------
      Total investment income .................................           774,799              863,513             829,666
                                                                       -----------          -----------         -----------

Investment Expenses:
Investment advisory fee .......................................           202,834              186,369             151,110
Administrative services fees ..................................            63,386               58,240              47,222
12b-1 and shareholder service fees ............................             2,243                1,061               1,068
Printing and postage fees .....................................            20,573               19,719              19,444
Custody fees ..................................................            39,958               44,156              35,920
Transfer agent fees ...........................................            16,830               17,626              17,063
Audit fees ....................................................            18,641               18,570              18,965
Directors' fees ...............................................             1,826                1,568                 527
Registration fees .............................................            43,452               39,222              38,742
Miscellaneous expenses.........................................             1,084                  971                 406
                                                                       -----------          -----------         -----------
Expenses before reimbursement and waiver from Adviser .........           410,827              387,502             330,467
Expense reimbursement and waiver from Adviser .................           (22,396)             (20,265)            (22,994)
                                                                       -----------          -----------         -----------
      Total expenses ..........................................           388,431              367,237             307,473
                                                                       -----------          -----------         -----------
Net investment income .........................................           386,368              496,276             522,193
                                                                       -----------          -----------         -----------

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
  Sale of investments .........................................         5,873,538            4,256,715           2,729,181
  Futures and forward currency exchange contracts .............           (74,924)             (82,441)            131,637
  Foreign currency related transactions .......................           (45,148)             (26,885)            (22,695)
                                                                       -----------          -----------         -----------
         Net realized gain on investments .....................         5,753,466            4,147,389           2,838,123
                                                                       -----------          -----------         -----------
Net change in unrealized gain or loss on:
  Investments .................................................          (212,977)               8,689            (437,236)
  Futures and forward currency exchange contracts .............            12,216                2,838             (62,808)
  Foreign currency related transactions .......................            (6,696)              (6,474)                (13)
                                                                       -----------          -----------         -----------
         Net change in unrealized gain or loss on investments .          (207,457)               5,053            (500,057)
                                                                       -----------          -----------         -----------
Net realized and change in unrealized gain on investments .....         5,546,009            4,152,442           2,338,066
                                                                       -----------          -----------         -----------
Increase in net assets resulting from operations ..............        $5,932,377           $4,648,718          $2,860,259
                                                                       ===========          ===========         ===========

See Notes to Financial Statements.

Aetna Generation Funds
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                    Ascent
                                                                                    ---------------------------------------
                                                                                      Year Ended             Year Ended
                                                                                      October 31,            October 31,
                                                                                         1997                   1996
                                                                                     --------------         --------------
From Operations:
Net investment income ....................................................           $    386,368            $   392,451
Net realized gain on investments .........................................              5,753,466              2,176,624
Net change in unrealized gain or loss on investments .....................               (207,457)             1,796,792
                                                                                     -------------           ------------
  Net increase in net assets resulting from operations ...................              5,932,377              4,365,867
                                                                                     -------------           ------------
Distributions to Shareholders:
Select Class:
    From net investment income ...........................................               (509,409)              (677,906)
    From net realized gains ..............................................             (1,991,320)            (1,734,904)
                                                                                     -------------           ------------
  Decrease in net assets from distributions to shareholders ..............             (2,500,729)            (2,412,810)
                                                                                     -------------           ------------
Fund Share Transactions:
Select Class:
    Proceeds from shares sold ............................................             24,275,254              5,899,488
    Net asset value of shares issued upon reinvestment of distributions ..                797,267              2,412,810
    Payments for shares redeemed .........................................            (26,848,236)            (4,946,576)
Adviser Class*:
    Proceeds from shares sold ............................................                877,110                     --
    Payments for shares redeemed .........................................                (40,134)                    --
                                                                                     -------------           ------------
  Net increase (decrease) in net assets from fund share transactions .....               (938,739)             3,365,722
                                                                                     -------------           ------------
Change in net assets .....................................................              2,492,909              5,318,779
Net Assets:
Beginning of year ........................................................             25,751,721             20,432,942
                                                                                     -------------           ------------
End of year ..............................................................           $ 28,244,630            $25,751,721
                                                                                     =============           ============
End of year net assets includes undistributed net investment income ......           $    639,928            $   438,100
                                                                                     =============           ============
Share Transactions:
Select Class:
    Number of shares sold ................................................              1,863,827                491,477
    Number of shares issued upon reinvestment of distributions ...........                 64,924                219,147
    Number of shares redeemed ............................................             (2,087,644)              (412,682)
                                                                                     -------------           ------------
  Net increase (decrease) ................................................               (158,893)               297,942
                                                                                     =============           ============
Adviser Class*:
    Number of shares sold ................................................                 64,131                     --
    Number of shares redeemed ............................................                 (2,710)                    --
                                                                                     -------------           ------------
  Net increase ...........................................................                 61,421                     --
                                                                                     =============           ============

* Period from January 20, 1997 to October 31, 1997.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                                                                  Crossroads
                                                                                    ---------------------------------------
                                                                                      Year Ended             Year Ended
                                                                                      October 31,            October 31,
                                                                                         1997                   1996
                                                                                     --------------         --------------
From Operations:
Net investment income ..........................................................     $    496,276            $   483,217
Net realized gain on investments ...............................................        4,147,389              2,017,164
Net change in unrealized gain or loss on investments ...........................            5,053              1,046,520
                                                                                     -------------           ------------
  Net increase in net assets resulting from operations .........................        4,648,718              3,546,901
                                                                                     -------------           ------------
Distributions to Shareholders:
Select Class:
    From net investment income .................................................         (569,299)              (778,690)
    From net realized gains ....................................................       (1,905,254)            (1,467,875)
                                                                                     -------------           ------------
  Decrease in net assets from distributions to shareholders ....................       (2,474,553)            (2,246,565)
                                                                                     -------------           ------------
Fund Share Transactions:
Select Class:
    Proceeds from shares sold ..................................................       24,895,160              7,177,613
    Net asset value of shares issued upon reinvestment of distributions ........          984,645              2,246,565
    Payments for shares redeemed ...............................................      (24,955,529)            (8,147,413)
Adviser Class*:
    Proceeds from shares sold ..................................................          541,777                     --
    Payments for shares redeemed ...............................................          (12,739)                    --
                                                                                     -------------           ------------
  Net increase in net assets from fund share transactions ......................        1,453,314              1,276,765
                                                                                     -------------           ------------
Change in net assets ...........................................................        3,627,479              2,577,101
Net Assets:
Beginning of year ..............................................................       22,947,029             20,369,928
                                                                                     -------------           ------------
End of year ....................................................................     $ 26,574,508            $22,947,029
                                                                                     =============           ============
End of year net assets includes undistributed net investment income ............     $    713,418            $   481,685
                                                                                     =============           ============
Share Transactions:
Select Class:
    Number of shares sold ......................................................        2,036,644                616,536
    Number of shares issued upon reinvestment of distributions .................           85,399                207,057
    Number of shares redeemed ..................................................       (2,049,555)              (703,606)
                                                                                     -------------           ------------
  Net increase .................................................................           72,488                119,987
                                                                                     =============           ============
Adviser Class*:
    Number of shares sold ......................................................           42,345                     --
    Number of shares redeemed ..................................................             (967)                    --
                                                                                     -------------           ------------=
  Net increase .................................................................           41,378                     --
                                                                                     =============           ============

* Period from January 20, 1997 to October 31, 1997.

See Notes to Financial Statements.

Aetna Generation Funds
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                       Legacy
                                                                                       ---------------------------------------
                                                                                         Year Ended             Year Ended
                                                                                         October 31,            October 31,
                                                                                            1997                   1996
                                                                                        --------------         --------------
From Operations:
Net investment income .........................................................         $    522,193            $   556,855
Net realized gain on investments ..............................................            2,838,123              1,742,131
Net change in unrealized gain or loss on investments ..........................             (500,057)               499,927
                                                                                        -------------           ------------
  Net increase in net assets resulting from operations ........................            2,860,259              2,798,913
                                                                                        -------------           ------------
Distributions to Shareholders:
Select Class:
    From net investment income ................................................             (623,441)              (871,124)
    From net realized gains ...................................................           (1,697,678)            (1,324,109)
                                                                                        -------------           ------------
  Decrease in net assets from distributions to shareholders ...................           (2,321,119)            (2,195,233)
                                                                                        -------------           ------------
Fund Share Transactions:
Select Class:
    Proceeds from shares sold .................................................           17,595,612              4,634,832
    Net asset value of shares issued upon reinvestment of distributions .......              600,390              2,195,233
    Payments for shares redeemed ..............................................          (22,733,738)            (4,758,475)
Adviser Class*:
    Proceeds from shares sold .................................................              495,655                     --
    Payments for shares redeemed ..............................................              (29,360)                    --
                                                                                        -------------           ------------
  Net increase (decrease) in net assets from fund share transactions ..........           (4,071,441)             2,071,590
                                                                                        -------------           ------------
Change in net assets ..........................................................           (3,532,301)             2,675,270
Net Assets:
Beginning of year .............................................................           22,325,806             19,650,536
                                                                                        -------------           ------------
End of year ...................................................................         $ 18,793,505            $22,325,806
                                                                                        =============           ============
End of year net assets includes undistributed net investment income ...........         $    681,957            $   517,144
                                                                                        =============           ============
Share Transactions:
Select Class:
    Number of shares sold .....................................................            1,553,745                414,022
    Number of shares issued upon reinvestment of distributions ................               54,930                206,513
    Number of shares redeemed .................................................           (2,019,117)              (425,820)
                                                                                        -------------           ------------
  Net increase (decrease) .....................................................             (410,442)               194,715
                                                                                        =============           ============
Adviser Class*:
    Number of shares sold .....................................................               42,155                     --
    Number of shares redeemed .................................................               (2,382)                    --
                                                                                        -------------           ------------
  Net increase ................................................................               39,773                     --
                                                                                        =============           ============

* Period from January 20, 1997 to October 31, 1997.

See Notes to Financial Statements.

Aetna Generation Funds
Notes to Financial Statements
October 31, 1997
--------------------------------------------------------------------------------


1.  Organization

Aetna Series Fund, Inc. (Company) is registered under the Investment Company Act of 1940 (the Act) as an open-end management investment company. It was incorporated under the laws of Maryland on June 17, 1991. The Articles of Incorporation permit the Company to offer separate funds, each of which has its own investment objective, policies and restrictions.

The Company currently offers twelve funds. This report covers Aetna Ascent Fund, Aetna Crossroads Fund and Aetna Legacy Fund, collectively the Generation Funds or Funds.

Shares of each Fund are available to all investors including employers and employees who utilize the Funds as investment options under retirement plans. The Funds are authorized to offer two classes of shares, the Select Class and the Adviser Class. The Select Class is offered principally to institutions and is not subject to sales charges or service fees. The Select Class shares were first made available on January 4, 1995. The Adviser Class shares are offered to all others and are subject to deferred sales charges payable upon redemption within four calendar years after the year of purchase. Additionally, the Adviser Class shares are subject to a shareholder service fee and distribution fees pursuant to Rule 12b-1 of the Act. The Adviser Class shares were first made available to the public January 20, 1997.

The following is a brief description of each Fund's investment objective:

    Aetna Ascent Fund (Ascent) seeks to provide capital appreciation.

    Aetna Crossroads Fund (Crossroads) seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).

    Aetna Legacy Fund (Legacy) seeks to provide total return consistent with preservation of capital.

Aetna Life Insurance and Annuity Company (ALIAC) serves as the Investment Adviser to each Fund. The principal underwriter for each Fund is Aetna Investment Services, Inc. (AISI). Prior to August 1, 1997, the principal underwriter was ALIAC. Aeltus Investment Management, Inc. (Aeltus) is employed as a subadvisor to the Funds.

2.  Summary of Significant Accounting Policies

The accompanying financial statements of the Funds have been prepared in accordance with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Funds.

A.  Valuation of Investments

Investments are stated at market values based upon closing sales prices as reported on national securities exchanges or, for over-the-counter securities, at the mean of the bid and asked prices. Short-term investments maturing in more than sixty days for which market quotations are readily available are valued at current market value. Short-term investments maturing in less than sixty days are valued at amortized cost, which when combined with accrued interest, approximates market value. Securities and fixed income investments for which market quotations are not considered to be readily available are valued using methods approved by the Board of Directors.

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

B. Futures and Forward Foreign Currency Exchange Contracts

A futures contract is an agreement between two parties to buy and sell a specific amount of a commodity, security or financial instrument including an index of stocks at a set price on a future date. The Funds may enter into futures contracts

Aetna Generation Funds
Notes to Financial Statements (continued)
October 31, 1997
-------------------------------------------------------------------------------


2.  Summary of Significant Accounting Policies (continued)

B.  Futures and Forward Foreign Currency Exchange Contracts (continued)

to manage the risk of changes in interest rates, equity prices, currency exchange rates or in anticipation of future purchases and sales of securities.

Upon entering into a futures contract, the Funds are required to deposit with a broker an amount (initial margin) equal to a percentage of the purchase price indicated by the futures contract. Subsequent deposits (variation margin) are received or paid each day by the Funds equal to the daily fluctuation in the market value of the contract. These amounts are recorded by the Funds as unrealized gains or losses. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Generally, futures contracts are closed prior to expiration.

A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The Funds may use forward foreign currency exchange contracts to hedge certain foreign currency assets. Contracts are recorded at market value and marked-to-market daily.

The risks associated with futures and foreign currency exchange contracts may arise from an imperfect correlation between the change in market value of the securities held by the Funds and the price of the contracts. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contracts.

Realized and unrealized gains or losses on futures and foreign currency exchange contracts are reflected in the accompanying financial statements. For federal income tax purposes, any futures contracts and forward foreign currency exchange contracts which remain open at year end are marked-to-market and the resultant net gain or loss is reported to shareholders as federal taxable income.

C. Illiquid and Restricted Securities

Illiquid securities are securities that are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price. Restricted securities are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933 (1933 Act), under Rule 144A, or offered pursuant to section 4(2) of the 1933 Act. Each Fund may invest up to 15% of its total assets in illiquid securities. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board of Directors. The Funds will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any.

D. Federal Income Taxes

As a qualified regulated investment company, each Fund is relieved of federal income and excise taxes by distributing substantially all of its net taxable investment income and capital gains, if any, in compliance with the applicable provisions of the Internal Revenue Code.

E. Distributions

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions and losses deferred due to wash sales.

--------------------------------------------------------------------------------

F.  Other

Investment transactions are accounted for on the day following trade date, except same day settlements which are accounted for on the trade date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized, respectively, over the life of the security. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on an identified cost basis.

3. Investment Advisory, Management, Shareholder Service and Distribution Fees

Each Fund pays the Investment Adviser a monthly fee at an annual rate of 0.80% of its average daily net assets. As each Fund's net assets exceed predetermined thresholds, lower advisory fees are applied.

Under the terms of a Subadvisory Agreement among the Funds, Aeltus supervises the investment and reinvestment of cash and securities and provides certain related administrative services for each Fund in exchange for fees, payable by ALIAC, of up to 0.50% of each Fund's average daily net assets. For the year ended October 31, 1997, ALIAC paid Aeltus $118,010 for Ascent, $108,888 for Crossroads and $84,842 for Legacy, in accordance with the terms of the agreement.

The Company has entered into an administrative services agreement under which ALIAC acts as administrator and provides certain administrative and shareholder services and is responsible for the supervision of other service providers for each Fund. Each Fund pays ALIAC a monthly administrative services fee at an annual rate of 0.25% of its average daily net assets.

The Company has adopted a Shareholder Services Plan for the Adviser Class shares. Under the Shareholder Services Plan, AISI is paid a service fee at an annual rate of 0.25% of the average daily net assets of the Adviser Class of each Fund. This fee is used as compensation for expenses incurred in servicing shareholders' accounts. For the year ended October 31, 1997, the Funds paid ALIAC $518 and AISI $940 in service fees.

The Company has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act for the Adviser Class shares. The Distribution Plan provides for payments to AISI at an annual rate of 0.50% of the average daily net assets of the Adviser Class shares of each Fund. Amounts paid by the Funds are used to pay expenses incurred by AISI in promoting the sale of the Adviser Class shares. For the year ended October 31, 1997, the Funds paid ALIAC $907 and AISI $915 in Rule 12b-1 fees, net of reimbursement. The plan may be terminated upon a majority vote of the Company's independent directors.

Presently, the Funds' class-specific expenses are limited to Rule 12b-1 and shareholder service fees incurred by the Adviser Class shares.

4. Reimbursement from Investment Adviser

The Investment Adviser may, from time to time, make reimbursements to a Fund for some or all of its operating expenses or it may waive fees. Reimbursement and waiver arrangements, which may be terminated at any time without notice, will increase a Fund's yield and total return. The reimbursements were as follows:

                   Non-Class Specific    Class Specific (Adviser)  Fund Total
                   ------------------    ------------------------  -----------
    Ascent             $21,845                  $551                 $22,396
    Crossroads          19,968                   297                  20,265
    Legacy              22,749                   245                  22,994

5.  Purchases and Sales of Investment Securities

Purchases and sales of investment securities, excluding short-term investments, for the year ended October 31, 1997 were:

                       Cost of Purchases        Proceeds from Sales
                       -----------------        -------------------
     Ascent                $35,639,959               $40,568,900
     Crossroads             31,396,774                30,027,046
     Legacy                 22,298,306                20,246,412

Aetna Generation Funds
Notes to Financial Statements (continued)
October 31, 1997
--------------------------------------------------------------------------------


6.  Forward Foreign Currency Exchange Contracts

At October 31, 1997, Ascent, Crossroads and Legacy had the following open forward foreign currency exchange contracts that obligate the Funds to deliver currencies at specified future dates. The net unrealized loss of $26,828, $20,512 and $15,738, respectively on these contracts, are included in the accompanying financial statements. The terms of the open contracts are as follows:

Ascent
------

  Exchange        Currency to         U.S. $ Value            Currency to             U.S. $ Value        Unrealized
    Date         be Delivered       October 31, 1997          be Received            October 31, 1997     Gain (Loss)
    ----         ------------       ----------------          -----------            ----------------     -----------
Contracts to Buy
----------------

11/20/97            110,198            $110,198                4,090,000                 $115,307           $5,109
                  U.S. Dollar                               Belgian Franc
------------------------------------------------------------------------------------------------------------------
11/12/97            83,491               83,491                10,070,000                  83,886              395
                  U.S. Dollar                                Japanese Yen
------------------------------------------------------------------------------------------------------------------

Contracts to Sell
-----------------
11/20/97           4,090,000            115,306                 108,688                   108,688           (6,618)
                 Belgian Franc                               U.S. Dollar
------------------------------------------------------------------------------------------------------------------
1/5/98              177,000             127,693                 122,216                   122,216           (5,477)
                  Swiss Franc                                U.S. Dollar
------------------------------------------------------------------------------------------------------------------
11/6/97             282,000             163,774                 159,322                   159,322           (4,452)
              German Deutschemark                            U.S. Dollar
------------------------------------------------------------------------------------------------------------------
12/5/97             143,000              83,293                  79,093                    79,093           (4,200)
              German Deutschemark                            U.S. Dollar
------------------------------------------------------------------------------------------------------------------
11/13/97            667,000             115,759                 109,393                   109,393           (6,366)
                 French Franc                                U.S. Dollar
------------------------------------------------------------------------------------------------------------------
1/14/98            1,414,000            246,929                 241,297                   241,297           (5,632)
                 French Franc                                U.S. Dollar
------------------------------------------------------------------------------------------------------------------
11/12/97          16,480,000            137,284                 142,152                   142,152            4,868
                 Japanese Yen                                U.S. Dollar
------------------------------------------------------------------------------------------------------------------
11/12/97          10,130,000             84,386                  83,340                    83,340           (1,046)
                 Japanese Yen                                U.S. Dollar
------------------------------------------------------------------------------------------------------------------
12/17/97          39,940,000            334,530                 336,311                   336,311            1,781
                 Japanese Yen                                U.S. Dollar
------------------------------------------------------------------------------------------------------------------
12/17/97          24,150,000            202,276                200,932                    200,932           (1,344)
                 Japanese Yen                                U.S. Dollar
------------------------------------------------------------------------------------------------------------------
1/26/98           11,560,000             97,427                  97,061                    97,061             (366)
                 Japanese Yen                                 U.S. Dollar
-------------------------------------------------------------------------------------------------------------------
12/18/97            162,000              83,759                  81,612                    81,612           (2,147)
                 Dutch Guilder                                U.S. Dollar
-------------------------------------------------------------------------------------------------------------------
1/20/98             191,000              98,981                  97,648                    97,648           (1,333)
                 Dutch Guilder                                U.S. Dollar
-------------------------------------------------------------------------------------------------------------------
                                                                                                          ($26,828)
                                                                                                   ================

32

--------------------------------------------------------------------------------
6.  Forward Foreign Currency Exchange Contracts (continued)

Crossroads
----------

  Exchange        Currency to         U.S. $ Value         Currency to                 U.S. $ Value         Unrealized
    Date         be Delivered       October 31, 1997       be Received                October 31, 1997      Gain (Loss)
    ----         ------------       ----------------       -----------                ----------------      -----------
Contracts to Buy
----------------

11/20/97            87,296              $87,296              3,240,000                     $91,343           $4,047
                  U.S. Dollar                               Belgian Franc
---------------------------------------------------------------------------------------------------------------------
11/12/97            54,141               54,141              6,530,000                      54,397              256
                  U.S. Dollar                                Japanese Yen
---------------------------------------------------------------------------------------------------------------------
12/18/97            17,137               17,137                34,000                       17,579              442
                  U.S. Dollar                               Dutch Guilder
---------------------------------------------------------------------------------------------------------------------
Contracts to Sell
-----------------
11/20/97           3,240,000             91,343                86,100                       86,100           (5,243)
                 Belgian Franc                               U.S. Dollar
-----------------------------------------------------    ------------------------------------------------------------
1/5/98              134,000              96,672                92,529                       92,529           (4,143)
                  Swiss Franc                                U.S. Dollar
---------------------------------------------------------------------------------------------------------------------
11/6/97             175,000             101,633                98,870                       98,870           (2,763)
              German Deutschemark                            U.S. Dollar
---------------------------------------------------------------------------------------------------------------------
12/5/97             126,000              73,391                69,690                       69,690           (3,701)
              German Deutschemark                            U.S. Dollar
---------------------------------------------------------------------------------------------------------------------
11/13/97            609,000             105,693                99,513                       99,513           (6,180)
                 French Franc                                U.S. Dollar
---------------------------------------------------------------------------------------------------------------------
1/14/98             980,000             171,138               167,235                      167,235           (3,903)
                 French Franc                                U.S. Dollar
---------------------------------------------------------------------------------------------------------------------
11/12/97          11,710,000             97,547                101,035                     101,035            3,488
                 Japanese Yen                                U.S. Dollar
---------------------------------------------------------------------------------------------------------------------
12/17/97          27,060,000            226,649                227,856                     227,856            1,207
                 Japanese Yen                                U.S. Dollar
---------------------------------------------------------------------------------------------------------------------
12/17/97          22,040,000            184,603                183,589                     183,589           (1,014)
                 Japanese Yen                                U.S. Dollar
---------------------------------------------------------------------------------------------------------------------
1/26/98           19,350,000            163,081                162,469                     162,469             (612)
                 Japanese Yen                                U.S. Dollar
---------------------------------------------------------------------------------------------------------------------
12/18/97            69,000               35,675                 34,761                      34,761             (914)
                 Dutch Guilder                               U.S. Dollar
---------------------------------------------------------------------------------------------------------------------
1/20/98             212,000             109,863                108,384                     108,384           (1,479)
                 Dutch Guilder                               U.S. Dollar
---------------------------------------------------------------------------------------------------------------------
                                                                                                           ($20,512)
                                                                                                      ===============

Aetna Generation Funds
Notes to Financial Statements (continued)
October 31, 1997
--------------------------------------------------------------------------------

6.  Forward Foreign Currency Exchange Contracts (continued)

Legacy
------

  Exchange          Currency to        U.S. $ Value            Currency to           U.S. $ Value         Unrealized
    Date           be Delivered      October 31, 1997          be Received         October 31, 1997       Gain (Loss)
    ----           ------------      ----------------          -----------         ----------------       -----------
Contracts to Buy
----------------

11/20/97              54,964             $54,964                2,040,000             $57,512               $2,548
                    U.S. Dollar                               Belgian Franc
-------------------------------------------------------------------------------------------------------------------
11/13/97              44,681              44,681                 259,000               44,950                  269
                    U.S. Dollar                                French Franc
-------------------------------------------------------------------------------------------------------------------
11/12/97              41,954              41,954                5,060,000              42,151                  197
                    U.S. Dollar                                Japanese Yen
-------------------------------------------------------------------------------------------------------------------
Contracts to Sell
-----------------
11/20/97             2,040,000            57,512                  54,211               54,211               (3,301)
                   Belgian Franc                               U.S. Dollar
-------------------------------------------------------------------------------------------------------------------
1/5/98                85,000              61,322                  58,681               58,681               (2,641)
                    Swiss Franc                                U.S. Dollar
-------------------------------------------------------------------------------------------------------------------
11/6/97               146,000             84,791                  82,486               82,486               (2,305)
                German Deutschemark                            U.S. Dollar
-------------------------------------------------------------------------------------------------------------------
12/5/97               89,000              51,840                  49,226               49,226               (2,614)
                German Deutschemark                            U.S. Dollar
-------------------------------------------------------------------------------------------------------------------
11/4/97               324,000             56,137                  55,862               55,862                 (275)
                   French Franc                                U.S. Dollar
-------------------------------------------------------------------------------------------------------------------
11/13/97              493,600             85,664                  79,308               79,308               (6,356)
                   French Franc                                U.S. Dollar
-------------------------------------------------------------------------------------------------------------------
1/14/98               510,000             89,062                  87,031               87,031               (2,031)
                   French Franc                                U.S. Dollar
-------------------------------------------------------------------------------------------------------------------
11/12/97             6,390,000            53,231                  54,746               54,746                1,515
                   Japanese Yen                                U.S. Dollar
-------------------------------------------------------------------------------------------------------------------
11/12/97             1,760,000            14,662                  14,480               14,480                 (182)
                   Japanese Yen                                U.S. Dollar
-------------------------------------------------------------------------------------------------------------------
12/17/97            24,410,000           204,452                 205,542              205,542                1,090
                   Japanese Yen                                U.S. Dollar
-------------------------------------------------------------------------------------------------------------------
12/17/97             4,960,000            41,544                  41,269               41,269                 (275)
                   Japanese Yen                                U.S. Dollar
-------------------------------------------------------------------------------------------------------------------
1/26/98               790,000              6,658                  6,633                 6,633                  (25)
                   Japanese Yen                                U.S. Dollar
-------------------------------------------------------------------------------------------------------------------
12/18/97              73,000              37,743                  36,776               36,776                 (967)
                   Dutch Guilder                               U.S. Dollar
-------------------------------------------------------------------------------------------------------------------
1/20/98               55,000              28,504                  28,119               28,119                 (385)
                   Dutch Guilder                               U.S. Dollar
--------------------------------------------------------------------------------------------------------------------
                                                                                                           ($15,738)
                                                                                                    =================

--------------------------------------------------------------------------------
7.  Authorized Capital Shares

The Company is authorized to issue a total of 6.8 billion shares. Of those 6.8 billion, 100 million shares each of Select and Adviser Class shares have been designated to the Funds. As of October 31, 1997, the following shares of the Funds were owned by Aetna and its affiliates:

                                     Select                   Adviser
                                     ------                   -------
       Ascent                      1,685,189                    --
       Crossroads                  1,834,345                    --
       Legacy                      1,429,374                    --

8.  Certain Reclassifications

In accordance with generally accepted accounting principles, the following reclassifications were made in order to present the Funds' capital accounts on a tax basis. These reclassifications have no impact on the net asset value of the Funds.

                                            Accumulated                Accumulated
                                         Undistributed Net       Net Realized Gain/(Loss)
                   Paid-in Capital       Investment Income            on Investments
                 Increase/(Decrease)    Increase/(Decrease)        Increase/(Decrease)
                ---------------------- ----------------------- -----------------------------
  Ascent             $ 12,410               $ 324,869                  $ (337,279)
  Crossroads            9,308                 304,756                    (314,064)
  Legacy                6,204                 266,061                    (272,265)

--------------------------------------------------------------------------------

Additional Information (Unaudited)

Federal Tax Status of Dividends Declared During the Fiscal Year

All of the income dividends paid by each Fund were ordinary income for federal income tax purposes. The percentages of dividends that qualified for the corporate dividends received deduction were:

                                 Ascent              9.52%
                               Crossroads            9.03%
                                 Legacy              7.03%

Aetna Generation Funds
Financial Highlights
Ascent
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                                                                      Period from
                                                                                                                       January 4,
                                                                                                                        1995 to
                                                                                  Year Ended October 31,               October 31,
                                                                              ---------------------------------      --------------
                               SELECT CLASS                                     1997                  1996               1995
---------------------------------------------------------------------------    --------             ---------           --------
Net asset value, beginning of period .....................................     $ 12.57              $  11.67            $ 10.00
                                                                               --------             ---------           --------
Income from investment operations:
  Net investment income ..................................................        0.21                  0.21               0.25
  Net realized and change in unrealized gain (loss) on investments........        2.92                  2.04               1.42
                                                                               --------             ---------           --------
        Total from investment operations .................................        3.13                  2.25               1.67
                                                                               --------             ---------           --------
Less distributions:
  From net investment income .............................................       (0.25)                (0.38)                --
  From net realized gains on investments .................................       (0.97)                (0.97)                --
                                                                               --------             ---------           --------
        Total distributions ..............................................       (1.22)                (1.35)                --
                                                                               --------             ---------           --------
Net asset value, end of period ...........................................     $ 14.48              $  12.57            $ 11.67
                                                                               ========             =========           ========

Total return .............................................................       26.59%                20.94%             16.70%
Net assets, end of period (000's) ........................................     $27,359              $ 25,752            $20,433
Ratio of total expenses to average net assets ............................        1.52%                 1.73%              1.38%(1)
Ratio of net investment income to average net assets .....................        1.53%                 1.69%              2.80%(1)
Ratio of net expense before reimbursement and waiver to average net
  assets .................................................................        1.61%                   --                 --
Ratio of net investment income before reimbursement and waiver to average
  net assets .............................................................        1.44%                   --                 --
Portfolio turnover rate ..................................................      162.80%               104.84%            164.09%
Average commission rate paid per share on purchases of equity securities..     $0.0342              $ 0.0349                 --

                                                                             Period from
                                                                             January 20, 1997
                                                                             to October 31,
                                                                            --------------
                              ADVISER CLASS                                     1997
---------------------------------------------------------------------------   ---------
Net asset value, beginning of period .....................................    $  12.50
                                                                              ---------
Income from investment operations:
  Net investment income ..................................................        0.15
  Net realized and change in unrealized gain (loss) on investments........        1.77
                                                                              ---------
        Total from investment operations .................................        1.92
                                                                              ---------
Net asset value, end of period ...........................................    $  14.42
                                                                              =========

Total return (does not reflect applicable sales charges)..................       15.36%
Net assets, end of period (000's) ........................................    $    886
Ratio of total expenses to average net assets ............................        2.08%(1)
Ratio of net investment income to average net assets .....................        1.11%(1)
Ratio of net expense before reimbursement and waiver to average net
  assets .................................................................        2.35%(1)
Ratio of net investment income before reimbursement and waiver to average
  net assets .............................................................        0.83%(1)
Portfolio turnover rate ..................................................      162.80%
Average commission rate paid per share on purchases of equity securities..    $ 0.0342

(1) Annualized.
Per share data calculated using weighted average number of shares outstanding throughout the period.

See Notes to Financial Statements.

Crossroads
-------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                                                                      Period from
                                                                                                                       January 4,
                                                                                                                       1995 to
                                                                                  Year Ended October 31,              October 31,
                                                                              --------------------------------       ---------------
                               SELECT CLASS                                     1997                 1996                 1995
---------------------------------------------------------------------------    --------            ---------            ---------
Net asset value, beginning of period .....................................     $ 12.16             $  11.53             $  10.00
                                                                               --------            ---------            ---------
Income from investment operations:
  Net investment income ..................................................        0.27                 0.25                 0.29
  Net realized and change in unrealized gain (loss) on investments........        2.16                 1.64                 1.24
                                                                               --------            ---------            ---------
        Total from investment operations .................................        2.43                 1.89                 1.53
                                                                               --------            ---------            ---------
Less distributions:
  From net investment income .............................................       (0.30)               (0.44)                 --
  From net realized gains on investments .................................       (1.00)               (0.82)                 --
                                                                               --------            ---------            --------
        Total distributions ..............................................       (1.30)               (1.26)                 --
                                                                               --------            ---------            --------
Net asset value, end of period ...........................................     $ 13.29             $  12.16             $ 11.53
                                                                               ========            =========            ========

Total return .............................................................       21.65%               17.66%               15.30%
Net assets, end of period (000's) ........................................     $26,028             $ 22,947             $ 20,370
Ratio of total expenses to average net assets ............................        1.57%                1.74%                1.40%(1)
Ratio of net investment income to average net assets .....................        2.13%                2.18%                3.26%(1)
Ratio of net expense before reimbursement and waiver to average net
  assets .................................................................        1.66%                  --                   --
Ratio of net investment income before reimbursement and waiver to average
  net assets .............................................................        2.05%                  --                   --
Portfolio turnover rate ..................................................      161.75%              107.40%              166.93%
Average commission rate paid per share on purchases of equity securities..     $0.0309             $ 0.0350                   --

                                                                             Period from
                                                                             January 20, 1997
                                                                             to October 31,
                                                                            --------------
                              ADVISER CLASS                                      1997
---------------------------------------------------------------------------     --------
Net asset value, beginning of period .....................................      $ 11.67
                                                                                --------
Income from investment operations:
  Net investment income ..................................................         0.30
  Net realized and change in unrealized gain (loss) on investments........         1.25
                                                                                --------
        Total from investment operations .................................         1.55
                                                                                --------
Net asset value, end of period ...........................................      $ 13.22
                                                                                ========

Total return (does not reflect applicable sales charges)..................        13.28%
Net assets, end of period (000's) ........................................      $   547
Ratio of total expenses to average net assets ............................         2.11%(1)
Ratio of net investment income to average net assets .....................         1.64%(1)
Ratio of net expense before reimbursement and waiver to average net
  assets .................................................................         2.41%(1)
Ratio of net investment income before reimbursement and waiver to average
  net assets .............................................................         1.34%(1)
Portfolio turnover rate ..................................................       161.75%
Average commission rate paid per share on purchases of equity securities..      $0.0309

(1) Annualized.
Per share data calculated using weighted average number of shares outstanding throughout the period.

See Notes to Financial Statements.

Aetna Generation Funds
Financial Highlights
Legacy
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                                                                    Period from
                                                                                                                    January 4,
                                                                                                                     1995 to
                                                                                   Year Ended October 31,           October 31,
                                                                              -------------------------------     --------------
                               SELECT CLASS                                     1997                1996               1995
---------------------------------------------------------------------------    --------            --------           --------
Net asset value, beginning of period .....................................     $ 11.64             $ 11.41            $  10.00
                                                                               --------            --------           ---------
Income from investment operations:
  Net investment income ..................................................        0.32                0.29                0.33
  Net realized and change in unrealized gain (loss) on investments........        1.41                1.20                1.08
                                                                               --------            --------           ---------
        Total from investment operations .................................        1.73                1.49                1.41
                                                                               --------            --------           ---------
Less distributions:
  From net investment income .............................................       (0.33)              (0.50)                 --
  From net realized gains on investments .................................       (0.89)              (0.76)                 --
                                                                               --------            --------           ---------
        Total distributions ..............................................       (1.22)              (1.26)                 --
                                                                               --------            --------           ---------
Net asset value, end of period ...........................................     $ 12.15             $ 11.64            $  11.41
                                                                               ========            ========           =========

Total return .............................................................       15.94%              14.11%              14.10%
Net assets, end of period (000's) ........................................     $18,313             $22,326            $ 19,651
Ratio of total expenses to average net assets ............................        1.63%               1.73%               1.42%(1)
Ratio of net investment income to average net assets .....................        2.77%               2.62%               3.75%(1)
Ratio of net expense before reimbursement and waiver to average net
  assets .................................................................        1.75%                 --                  --
Ratio of net investment income before reimbursement and waiver to average
  net assets .............................................................        2.65%                 --                  --
Portfolio turnover rate ..................................................      158.71%              91.62%             179.88%
Average commission rate paid per share on purchases of equity securities..     $0.0311             $0.0289                  --


                                                                             Period from
                                                                             January 20,
                                                                                1997
                                                                             to October
                                                                                 31,
                                                                            --------------
                              ADVISER CLASS                                     1997
---------------------------------------------------------------------------   ---------
Net asset value, beginning of period .....................................    $  11.01
                                                                              ---------
Income from investment operations:
  Net investment income ..................................................        0.29
  Net realized and change in unrealized gain (loss) on investments........        0.79
                                                                              ---------
        Total from investment operations .................................        1.08
                                                                              ---------
Net asset value, end of period ...........................................    $  12.09
                                                                              =========

Total return (does not reflect applicable sales charges)..................        9.81%
Net assets, end of period (000's) ........................................    $    481
Ratio of total expenses to average net assets ............................        2.21%(1)
Ratio of net investment income to average net assets......................        2.39%(1)
Ratio of net expense before reimbursement and waiver to average net
  assets..................................................................        2.50%(1)
Ratio of net investment income before reimbursement and waiver to average
  net assets .............................................................        2.10%(1)
Portfolio turnover rate ..................................................      158.71%
Average commission rate paid per share on purchases of equity securities..    $ 0.0311

(1) Annualized.
Per share data calculated using weighted average number of shares outstanding throughout the period.

See Notes to Financial Statements.

                          Independent Auditors' Report


The Board of Directors and Shareholders
Aetna Series Fund, Inc.:


We have audited the accompanying statements of assets and liabilities of Aetna Ascent Fund, Aetna Crossroads Fund and Aetna Legacy Fund, portfolios of Aetna Series Fund, Inc. (collectively the Generation Funds), including the portfolios of investments, as of October 31, 1997, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for Select Class shares for each of the years in the two-year period then ended and the period from January 4, 1995 (commencement of operations) to October 31, 1995 and financial highlights of Adviser Class shares for the period from January 20, 1997 (date of initial public offering) to October 31, 1997. These financial statements and financial highlights are the responsibility of the Generation Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Generation Funds as of October 31, 1997, results of their operations for the year then ended, changes in their net assets for each of the years in the two-year period then ended and financial highlights for the years and periods specified in the first paragraph above in conformity with generally accepted accounting principles.



                                          KPMG Peat Marwick LLP


Hartford, Connecticut
December 12, 1997

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


Aetna Ascent

Aetna Crossroads

Aetna Legacy




This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation. The report is not authorized for distribution to prospective investors in the corporation unless preceded or accompanied by an effective prospectus.

Mutual funds are available through local representatives of Aetna Investment Services, Inc., 151 Farmington Avenue, Hartford, CT 06156

Printed on recycled paper

ANN.AETGEN-97                                                       [Aetna logo]